Victory Pioneer Multi-Asset Ultrashort Income Fund
(successor to Pioneer Multi-Asset Ultrashort Income Fund)
Schedule of Investments | June 30, 2025

Schedule of Investments  |  6/30/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.9%
	Senior Secured Floating Rate Loan Interests — 2.0% of Net Assets*(a)
	Advertising Sales — 0.0%†
245,481	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.441% (Term SOFR + 400 bps), 8/21/28	$ 244,484
1,156,732	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 6.077% (Term SOFR + 175 bps), 11/18/26	1,157,455
	Total Advertising Sales	$1,401,939

	Advertising Services — 0.0%†
544,000	Dotdash Meredith, Inc., Term B-2 Loan, 7.824% (Term SOFR + 350 bps), 6/17/32	$ 543,320
	Total Advertising Services	$543,320

	Airlines — 0.0%†
1,029,167	AAdvantage Loyalty IP Ltd. (American Airlines), 2025 Replacement Term Loan, 6.522% (Term SOFR + 225 bps), 4/20/28	$ 1,024,664
	Total Airlines	$1,024,664

	Apparel Manufacturers — 0.0%†
1,960,995	Hanesbrands, Inc., Initial Tranche B Term Loan, 7.077% (Term SOFR + 275 bps), 3/7/32	$ 1,967,123
	Total Apparel Manufacturers	$1,967,123

	Applications Software — 0.0%†
1,000,000	Clearwater Analytics LLC, Initial Term Loan, 6.519% (Term SOFR + 225 bps), 4/21/32	$ 1,002,500
	Total Applications Software	$1,002,500

	Auto Parts & Equipment — 0.0%†
1,989,610	First Brands Group LLC, First Lien 2021 Term Loan, 9.541% (Term SOFR + 500 bps), 3/30/27	$ 1,885,156
476,754	IXS Holdings, Inc., Initial Term Loan, 8.646% (Term SOFR + 425 bps), 3/5/27	466,027
	Total Auto Parts & Equipment	$2,351,183

	Auto Repair Centers — 0.0%†
1,000,000(b)	Valvoline, Inc., Term Loan B, 6.319% (Term SOFR + 200 bps), 3/19/32	$ 1,004,375
	Total Auto Repair Centers	$1,004,375

1Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Auto-Truck Trailers — 0.0%†
1,451,250	Novae LLC, Tranche B Term Loan, 9.452% (Term SOFR + 500 bps), 12/22/28	$ 1,349,663
	Total Auto-Truck Trailers	$1,349,663

	Batteries/Battery Systems — 0.0%†
1,971,250	Energizer Holdings, Inc., Initial Term Loan, 6.321% (Term SOFR + 200 bps), 3/19/32	$ 1,979,874
	Total Batteries/Battery Systems	$1,979,874

	Beverages — 0.0%†
1,368,000	Celsius Holdings, Inc., Term Loan, 7.548% (Term SOFR + 325 bps), 4/1/32	$ 1,376,977
985,050	Primo Brands Corp., First Lien 2025 Refinancing Term Loan, 6.546% (Term SOFR + 225 bps), 3/31/28	989,564
	Total Beverages	$2,366,541

	Building & Construction — 0.1%
3,600,173	Service Logic Acquisition, Inc., Amendment No. 8 Refinancing Term Loan, 7.28% (Term SOFR + 300 bps), 10/29/27	$ 3,609,174
	Total Building & Construction	$3,609,174

	Building & Construction Products — 0.0%†
478,750	Cornerstone Building Brands, Inc., Tranche B Term Loan, 7.662% (Term SOFR + 325 bps), 4/12/28	$ 428,781
483,570	LHS Borrower LLC, Initial Term Loan, 9.177% (Term SOFR + 475 bps), 2/16/29	450,526
	Total Building & Construction Products	$879,307

	Building Production — 0.1%
1,492,260	Knife River Corp., Initial Tranche B Term Loan, 6.31% (Term SOFR + 200 bps), 3/8/32	$ 1,497,856
490,072	Koppers, Inc., Term B-2 Loan, 6.83% (Term SOFR + 250 bps), 4/10/30	492,114
1,995,000	Quikrete Holdings, Inc., First Lien Tranche B-3 Term Loan, 6.577% (Term SOFR + 225 bps), 2/10/32	1,994,643
	Total Building Production	$3,984,613

	Building-Heavy Construction — 0.0%†
1,745,614	Arcosa, Inc., 2025 Refinancing Term Loan, 6.327% (Term SOFR + 200 bps), 8/12/31	$ 1,752,160
	Total Building-Heavy Construction	$1,752,160

	Cable & Satellite Television — 0.1%
2,878,934	Charter Communications Operating LLC, Term B-5 Loan, 6.548% (Term SOFR + 225 bps), 12/15/31	$ 2,886,647
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/252

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Cable & Satellite Television — (continued)
687,676	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 9.791% (Term SOFR + 525 bps), 8/2/29	$ 683,132
1,025,000	Virgin Media Bristol LLC, Facility Q, 7.676% (Term SOFR + 325 bps), 1/31/29	1,017,392
	Total Cable & Satellite Television	$4,587,171

	Casino Services — 0.0%†
1,009,225	Caesars Entertainment, Inc., Incremental Term B-1 Loan, 6.577% (Term SOFR + 225 bps), 2/6/31	$ 1,009,856
	Total Casino Services	$1,009,856

	Chemicals-Diversified — 0.1%
814,687	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 8.677% (Term SOFR + 425 bps), 4/2/29	$ 753,586
352,730	Ineos Quattro Holdings UK Ltd., 2031 Tranche B Dollar Term Loan, 8.577% (Term SOFR + 425 bps), 10/7/31	321,866
1,732,533	Ineos US Finance LLC, 2031 Dollar Term Loan, 7.327% (Term SOFR + 300 bps), 2/7/31	1,655,651
	Total Chemicals-Diversified	$2,731,103

	Chemicals-Specialty — 0.1%
1,793,131	Mativ Holdings, Inc., Term B Loan, 8.191% (Term SOFR + 375 bps), 4/20/28	$ 1,786,407
1,085,545	Minerals Technologies, Inc., Term B Loan, 6.327% (Term SOFR + 200 bps), 11/26/31	1,088,259
1,710,784	Tronox Finance LLC, 2024-B Term Loan, 6.827% (Term SOFR + 250 bps), 9/30/31	1,675,854
	Total Chemicals-Specialty	$4,550,520

	Commercial Services — 0.1%
510,651	Jupiter Buyer, Inc., Initial Term Loan, 9.046% (Term SOFR + 475 bps), 11/1/31	$ 515,012
2,714,855	Trans Union LLC, 2024 Refinancing Term B-8 Loan, 6.077% (Term SOFR + 175 bps), 6/24/31	2,722,774
623,438	Vestis Corp., Term B-1 Loan, 6.58% (Term SOFR + 225 bps), 2/22/31	599,019
2,692,252	WEX, Inc., Term B-3 Loan, 6.077% (Term SOFR + 175 bps), 3/5/32	2,691,693
	Total Commercial Services	$6,528,498

	Computer Services — 0.1%
1,732,522	Ahead DB Holdings LLC, First Lien Term B-4 Loan, 7.296% (Term SOFR + 300 bps), 2/1/31	$ 1,734,688
3Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Computer Services — (continued)
1,990,000	CACI International, Inc., Tranche B Term Loan, 6.074% (Term SOFR + 175 bps), 10/30/31	$ 1,993,108
1,367,572	Smartronix LLC, Term Loan, 8.796% (Term SOFR + 450 bps), 2/6/32	1,371,846
	Total Computer Services	$5,099,642

	Computer Software — 0.0%†
241,875	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 8.191% (Term SOFR + 375 bps), 10/16/28	$ 227,262
	Total Computer Software	$227,262

	Computers-Memory Devices — 0.1%
3,410,500(b)	SanDisk Corp., Term B Loan, 7.321% (Term SOFR + 300 bps), 2/20/32	$ 3,392,383
	Total Computers-Memory Devices	$3,392,383

	Consulting Services — 0.0%†
1,765,312	First Advantage Holdings LLC, First Lien Term B-2 Loan, 7.577% (Term SOFR + 325 bps), 10/31/31	$ 1,768,622
	Total Consulting Services	$1,768,622

	Cruise Lines — 0.0%†
202,765	Carnival Corp., 2027 Repricing Term Loan, 6.312% (Term SOFR + 200 bps), 8/8/27	$ 203,145
1,741,228	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.327% (Term SOFR + 300 bps), 5/1/31	1,739,052
	Total Cruise Lines	$1,942,197

	Disposable Medical Products — 0.0%†
881,538	Medline Borrower LP, Third Amendment Incremental Term Loan, 6.577% (Term SOFR + 225 bps), 10/23/28	$ 882,572
893,250	Sotera Health Holdings LLC, 2024 Refinancing Term Loan, 7.546% (Term SOFR + 325 bps), 5/30/31	897,716
	Total Disposable Medical Products	$1,780,288

	Distribution & Wholesale — 0.1%
2,136,000	Gloves Buyer, Inc., Initial Term Loan, 8.321% (Term SOFR + 400 bps), 5/21/32	$ 2,095,059
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/254

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Distribution & Wholesale — (continued)
1,262,813	Olympus Water US Holding Corp., Term B-6 Dollar Loan, 7.296% (Term SOFR + 300 bps), 6/20/31	$ 1,250,777
1,807,766	Windsor Holdings III LLC, 2025 Dollar Refinancing Term B Loan, 7.072% (Term SOFR + 275 bps), 8/1/30	1,809,650
	Total Distribution & Wholesale	$5,155,486

	Electric-Generation — 0.1%
1,373,620(b)	Alpha Generation LLC, Initial Term B Loan, (0), 9/30/31	$ 1,375,337
857,261	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.577% (Term SOFR + 525 bps), 4/3/28	859,850
1,128,172	Long Ridge Energy LLC, Term B Advance, 8.796% (Term SOFR + 450 bps), 2/19/32	1,116,891
538,804	Vistra Operations Company LLC, 2018 Incremental Term Loan, 6.077% (Term SOFR + 175 bps), 12/20/30	540,803
	Total Electric-Generation	$3,892,881

	Enterprise Software & Services — 0.0%†
2,079,052	Dayforce, Inc., First Amendment Refinancing Term Loan, 6.28% (Term SOFR + 200 bps), 3/1/31	$ 2,079,053
	Total Enterprise Software & Services	$2,079,053

	Entertainment Software — 0.0%†
1,309,988	Playtika Holding Corp., Term B-1 Loan, 7.191% (Term SOFR + 275 bps), 3/13/28	$ 1,291,430
	Total Entertainment Software	$1,291,430

	Finance-Investment Banker — 0.1%
1,428,668	Citadel Securities LP, 2024-1 Term Loan, 6.327% (Term SOFR + 200 bps), 10/31/31	$ 1,434,248
1,902,374	Hudson River Trading LLC, Term B-1 Loan, 7.314% (Term SOFR + 300 bps), 3/18/30	1,909,904
3,386,804	Jane Street Group LLC, Seventh Amendment Extended Term Loan, 6.333% (Term SOFR + 200 bps), 12/15/31	3,386,594
1,719,360	Jefferies Finance LLC, Initial Term Loan, 7.322% (Term SOFR + 300 bps), 10/21/31	1,717,211
	Total Finance-Investment Banker	$8,447,957

	Finance-Leasing Company — 0.0%†
1,204,095	Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 6.071% (Term SOFR + 175 bps), 6/22/30	$ 1,206,776
	Total Finance-Leasing Company	$1,206,776

5Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Gambling (Non-Hotel) — 0.0%†
1,354,375	Flutter Entertainment Plc, 2024 Refinancing Term B Loan, 6.046% (Term SOFR + 175 bps), 11/30/30	$ 1,350,354
	Total Gambling (Non-Hotel)	$1,350,354

	Hotels & Motels — 0.0%†
990,000	Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loan, 6.327% (Term SOFR + 200 bps), 1/17/31	$ 990,000
990,000	Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, 6.577% (Term SOFR + 225 bps), 4/1/31	992,475
	Total Hotels & Motels	$1,982,475

	Independent Power Producer — 0.1%
2,412,220	EFS Cogen Holdings I LLC, Term B Advance, 7.796% (Term SOFR + 350 bps), 10/3/31	$ 2,423,980
2,984,962	Lightning Power LLC, Initial Term B Loan, 6.546% (Term SOFR + 225 bps), 8/18/31	2,994,290
	Total Independent Power Producer	$5,418,270

	Insurance Brokers — 0.0%†
2,394,778	HIG Finance 2 Ltd., 2024-3 Dollar Refinancing Term Loan, 7.327% (Term SOFR + 300 bps), 2/15/31	$ 2,403,759
	Total Insurance Brokers	$2,403,759

	Internet Content — 0.0%†
1,217,776	MH Sub I LLC (Micro Holding Corp.), First Lien 2023 May Incremental Term Loan, 8.577% (Term SOFR + 425 bps), 5/3/28	$ 1,141,817
824,211	MH Sub I LLC, First Lien 2024 December New Term Loan, 8.577% (Term SOFR + 425 bps), 12/31/31	718,609
554,061	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-5 Loan, 7.077% (Term SOFR + 275 bps), 3/4/30	470,952
	Total Internet Content	$2,331,378

	Internet Gambling — 0.1%
2,601,480	DraftKings, Inc., Term Loan B, 6.066% (Term SOFR + 175 bps), 3/4/32	$ 2,596,602
	Total Internet Gambling	$2,596,602

Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/256

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Internet Security — 0.0%†
1,496,000	Gen Digital, Inc., Second Amendment Incremental Term B Loan, 6.077% (Term SOFR + 175 bps), 4/16/32	$ 1,501,610
641,667	Gen Digital, Inc., Tranche B-1 Term Loan, 6.077% (Term SOFR + 175 bps), 9/12/29	641,724
	Total Internet Security	$2,143,334

	Investment Management & Advisory Services — 0.0%†
965,218	Edelman Financial Engines Center LLC, 2024-2 Refinancing Term Loan, 7.327% (Term SOFR + 300 bps), 4/7/28	$ 967,459
1,529,642	Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 9.28% (Term SOFR + 500 bps), 5/30/27	1,451,247
	Total Investment Management & Advisory Services	$2,418,706

	Medical Diagnostic Imaging — 0.0%†
1,234,295	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Amendment No. 3 Replacement Term Loan, 9.046% (Term SOFR + 475 bps), 12/15/27	$ 1,238,539
	Total Medical Diagnostic Imaging	$1,238,539

	Medical Information Systems — 0.0%†
650,270	athenahealth Group, Inc., Initial Term Loan, 7.077% (Term SOFR + 275 bps), 2/15/29	$ 649,376
	Total Medical Information Systems	$649,376

	Medical Labs & Testing Services — 0.1%
2,945,573	Phoenix Guarantor, Inc., First Lien Tranche B-5 Term Loan, 6.827% (Term SOFR + 250 bps), 2/21/31	$ 2,957,028
1,299,375	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 8.689% (Term SOFR + 425 bps), 10/1/28	1,285,336
	Total Medical Labs & Testing Services	$4,242,364

	Medical-Drugs — 0.1%
2,000,000	Organon & Co., 2024 Refinancing Dollar Term Loan Facility, 6.571% (Term SOFR + 225 bps), 5/19/31	$ 1,972,500
790,780	Padagis LLC, Term B Loan, 9.271% (Term SOFR + 475 bps), 7/6/28	741,356
	Total Medical-Drugs	$2,713,856

7Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Medical-Generic Drugs — 0.0%†
1,233,788	Perrigo Co., Plc, 2024 Refinancing Term B Loan, 6.327% (Term SOFR + 200 bps), 4/20/29	$ 1,236,872
	Total Medical-Generic Drugs	$1,236,872

	Medical-Hospitals — 0.0%†
925,076	EyeCare Partners LLC, Tranche B Term Loan, 5.227% (Term SOFR + 100 bps), 11/30/28	$ 734,279
964,488	Knight Health Holdings LLC, Term B Loan, 9.691% (Term SOFR + 525 bps), 12/23/28	407,496
	Total Medical-Hospitals	$1,141,775

	Metal-Aluminum — 0.1%
2,931,652	Novelis, Inc., Initial Term Loan, 6.296% (Term SOFR + 200 bps), 3/11/32	$ 2,937,516
	Total Metal-Aluminum	$2,937,516

	Office Automation & Equipment — 0.0%†
2,346,120	Pitney Bowes, Inc., Tranche B Term Loan, 8.077% (Term SOFR + 375 bps), 3/19/32	$ 2,347,586
	Total Office Automation & Equipment	$2,347,586

	Oil Comp-Explor & Production — 0.0%†
2,021,932	Hilcorp Energy I LP, Initial Loan, 6.314% (Term SOFR + 200 bps), 2/11/30	$ 2,026,144
	Total Oil Comp-Explor & Production	$2,026,144

	Pipelines — 0.1%
2,072,428	Buckeye Partners LP, 2025 Tranche B-6 Term Loan, 6.077% (Term SOFR + 175 bps), 11/22/30	$ 2,077,350
1,226,760	WhiteWater DBR Holdco LLC, Term B-1 Loan, 6.592% (Term SOFR + 225 bps), 3/3/31	1,228,869
	Total Pipelines	$3,306,219

	Printing-Commercial — 0.0%†
2,319,158	Verde Purchaser LLC, Initial Term Loan, 8.296% (Term SOFR + 400 bps), 11/30/30	$ 2,330,030
	Total Printing-Commercial	$2,330,030

	Property & Casualty Insurance — 0.1%
2,588,796	Asurion LLC, First Lien New B-11 Term Loan, 8.677% (Term SOFR + 425 bps), 8/19/28	$ 2,565,820
1,146,770	Asurion LLC, First Lien New B-12 Term Loan, 8.577% (Term SOFR + 425 bps), 9/19/30	1,119,391
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/258

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Property & Casualty Insurance — (continued)
2,237,449	Asurion LLC, First Lien New B-9 Term Loan, 7.691% (Term SOFR + 325 bps), 7/31/27	$ 2,237,216
997,487	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 7.327% (Term SOFR + 300 bps), 7/31/31	1,002,059
	Total Property & Casualty Insurance	$6,924,486

	Protection-Safety — 0.0%†
1,742,455	Prime Security Services Borrower LLC, First Lien 2024-1 Refinancing Term B-1 Loan, 6.32% (Term SOFR + 200 bps), 10/13/30	$ 1,745,450
	Total Protection-Safety	$1,745,450

	Publishing — 0.0%†
972,500	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 9.63% (Term SOFR + 525 bps), 4/9/29	$ 959,736
	Total Publishing	$959,736

	Racetracks — 0.0%†
478,750	Churchill Downs Inc., 2021 Incremental Term B Loan, 6.077% (Term SOFR + 175 bps), 3/17/28	$ 479,348
	Total Racetracks	$479,348

	Recreational Centers — 0.0%†
2,192,535	Fitness International LLC, Term B Loan, 9.577% (Term SOFR + 525 bps), 2/12/29	$ 2,203,497
	Total Recreational Centers	$2,203,497

	REITS-Storage — 0.0%†
1,018,490	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 6.327% (Term SOFR + 200 bps), 1/31/31	$ 1,018,915
	Total REITS-Storage	$1,018,915

	Retail — 0.1%
2,078,555	Great Outdoors Group LLC, Term B-3 Loan, 7.577% (Term SOFR + 325 bps), 1/23/32	$ 2,072,839
1,117,491	Highline Aftermarket Acquisition LLC, First Lien 2025-1 Term Loan, 7.827% (Term SOFR + 350 bps), 2/19/30	1,125,872
575,891	Kodiak BP LLC, Initial Term Loan, 8.035% (Term SOFR + 375 bps), 12/4/31	555,014
938,382	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 7.807% (Term SOFR + 325 bps), 3/3/28	868,004
9Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Retail — (continued)
721,875	PetSmart LLC, Initial Term Loan, 8.177% (Term SOFR + 375 bps), 2/11/28	$ 717,363
720,524	RVR Dealership Holdings LLC, Term Loan, 8.177% (Term SOFR + 375 bps), 2/8/28	662,282
	Total Retail	$6,001,374

	Security Services — 0.1%
3,116,424	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 8.177% (Term SOFR + 375 bps), 5/12/28	$ 3,133,661
1,481,212	Garda World Security Corp., Twelfth Additional Term Loan, 7.314% (Term SOFR + 300 bps), 2/1/29	1,481,674
	Total Security Services	$4,615,335

	Telephone-Integrated — 0.0%†
1,139,156	Level 3 Financing, Inc., Term B-3 Refinancing Loan, 8.577% (Term SOFR + 425 bps), 3/29/32	$ 1,151,972
	Total Telephone-Integrated	$1,151,972

	Transportation Services — 0.0%†
1,444,087	Carriage Purchaser, Inc., Term B Loan, 8.327% (Term SOFR + 400 bps), 10/2/28	$ 1,450,631
	Total Transportation Services	$1,450,631

	Total Senior Secured Floating Rate Loan Interests (Cost $153,069,819)	$152,273,460

	Asset Backed Securities — 26.0% of Net Assets
158,611(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 4.626% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	$ 156,628
304,701(a)	321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 4.626% (1 Month Term SOFR + 31 bps), 9/15/41 (144A)	299,019
515,541(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.656% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	503,351
1,900,002(a)	522 Funding CLO, Ltd., Series 2020-6A, Class XR, 5.229% (3 Month Term SOFR + 95 bps), 10/23/34 (144A)	1,899,939
4,000,000(a)	ABPCI Direct Lending Fund CLO V Ltd., Series 2019-5A, Class CRR, 10.019% (3 Month Term SOFR + 575 bps), 1/20/36 (144A)	4,047,336
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2510

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,250,000(a)	ABPCI Direct Lending Fund CLO VI Ltd., Series 2019-6A, Class A2RR, 5.883% (3 Month Term SOFR + 160 bps), 1/27/37 (144A)	$ 4,200,789
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	2,000,000
5,997,405	ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39 (144A)	6,125,151
4,567,934	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	4,561,103
4,567,422	ACHV ABS TRUST, Series 2024-2PL, Class A, 5.07%, 10/27/31 (144A)	4,582,297
4,352,000	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	4,424,089
4,639,575	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	4,651,865
8,949,080	ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29 (144A)	8,957,056
26,842,722	ACM Auto Trust, Series 2025-2A, Class A, 5.55%, 6/20/28 (144A)	26,876,205
10,580,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 2/15/29 (144A)	10,628,121
1,764,207	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	1,765,656
3,500,344	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	3,502,088
8,808,883	Affirm Asset Securitization Trust, Series 2025-X1, Class A, 5.08%, 4/15/30 (144A)	8,817,128
6,820,000(a)	AGL CLO 14, Ltd., Series 2021-14A, Class AR, 5.399% (3 Month Term SOFR + 113 bps), 12/2/34 (144A)	6,834,063
3,670,000(a)	AGL CLO 3 LTD, Series 2020-3A, Class XR, 5.206% (3 Month Term SOFR + 95 bps), 4/15/38 (144A)	3,670,437
923,611(a)	Allegro CLO XIII, Ltd., Series 2021-1A, Class X, 5.531% (3 Month Term SOFR + 126 bps), 7/20/34 (144A)	922,433
1,025,000(a)	Allegro CLO XIV, Ltd., Series 2021-2A, Class X, 5.518% (3 Month Term SOFR + 126 bps), 10/15/34 (144A)	1,024,933
14,769,085	Alterna Funding III LLC, Series 2024-1A, Class A, 6.26%, 5/16/39 (144A)	14,908,590
1,188,783	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46%, 3/13/28 (144A)	1,187,097
1,660,888	American Credit Acceptance Receivables Trust, Series 2022-2, Class D, 4.85%, 6/13/28 (144A)	1,660,227
11Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
13,080,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82%, 10/12/29 (144A)	$ 13,351,067
5,230,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class C, 6.99%, 9/12/30 (144A)	5,295,277
1,777,837	American Heritage Auto Receivables Trust, Series 2024-1A, Class A2, 4.83%, 3/15/28 (144A)	1,779,125
1,044,000	American Homes 4 Rent Trust, Series 2015-SFR2, Class E, 6.07%, 10/17/52 (144A)	1,041,856
11,851,230(a)	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2B, 4.902% (SOFR30A + 60 bps), 2/18/28	11,857,043
6,642,797	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class A2, 5.19%, 7/21/31 (144A)	6,702,056
8,973,079(a)	Angel Oak Mortgage Trust, Series 2025-HB1, Class A1, 6.106% (SOFR30A + 180 bps), 2/25/55 (144A)	9,028,031
1,231,277	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	1,195,377
1,334,487	Aqua Finance Trust, Series 2020-AA, Class A, 1.90%, 7/17/46 (144A)	1,249,145
2,332,371	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	2,146,239
2,000,000(a)	Ares LVII CLO, Ltd., Series 2020-57A, Class XR, 5.543% (3 Month Term SOFR + 126 bps), 1/25/35 (144A)	1,999,900
418,541	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.93%, 5/15/28 (144A)	417,777
4,462,524	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 4/17/28 (144A)	4,493,635
7,183,496	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	7,196,760
250,000(a)	Assurant CLO Ltd., Series 2018-2A, Class D, 7.381% (3 Month Term SOFR + 311 bps), 4/20/31 (144A)	250,271
1,532,181	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28 (144A)	1,544,528
1,600,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,596,260
422,493	Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.12%, 3/15/27 (144A)	422,788
3,285,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.08%, 2/20/28 (144A)	3,174,599
5,750,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class D, 7.26%, 10/20/27 (144A)	5,784,731
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2512

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,720,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.32%, 2/20/28 (144A)	$ 2,743,262
6,240,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.31%, 6/20/29 (144A)	6,277,984
5,500,000(c)	B2R Mortgage Trust, Series 2015-2, Class E, 5.885%, 11/15/48 (144A)	5,489,232
6,500,000(a)	Bain Capital Credit CLO, Ltd., Series 2021-7A, Class A2R, 5.522% (3 Month Term SOFR + 125 bps), 1/22/35 (144A)	6,465,966
4,500,000(a)	Bain Capital Credit CLO, Ltd., Series 2022-4A, Class XR, 5.361% (3 Month Term SOFR + 110 bps), 10/16/37 (144A)	4,504,293
4,750,000(a)	Bain Capital Credit CLO, Ltd., Series 2022-6A, Class XR, 5.422% (3 Month Term SOFR + 115 bps), 1/22/38 (144A)	4,749,606
6,903,180(a)	Bardot CLO, Ltd., Series 2019-2A, Class ARR, 5.252% (3 Month Term SOFR + 98 bps), 10/22/32 (144A)	6,889,657
4,350,000(a)	Battery Park CLO, Ltd., Series 2019-1A, Class XR, 5.206% (3 Month Term SOFR + 95 bps), 7/15/36 (144A)	4,350,757
4,595,466(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, 5.405% (SOFR30A + 110 bps), 12/26/31 (144A)	4,609,133
1,081,286(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class C, 5.805% (SOFR30A + 150 bps), 12/26/31 (144A)	1,085,565
4,452,395(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class A, 5.755% (SOFR30A + 145 bps), 6/25/47 (144A)	4,467,460
1,545,660	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	1,552,872
6,630,000(a)	BCRED BSL Static CLO, Ltd., Series 2025-1A, Class AR, 5.541% (3 Month Term SOFR + 125 bps), 7/24/35 (144A)	6,625,041
35,431(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 5.334% (1 Month Term SOFR + 101 bps), 10/27/32	35,364
9,166,667(a)	Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class XR2, 5.406% (3 Month Term SOFR + 115 bps), 10/15/37 (144A)	9,166,447
1,977,577	BHG Securitization Trust, Series 2023-B, Class A, 6.92%, 12/17/36 (144A)	2,050,095
13Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,506,501	BHG Securitization Trust, Series 2024-1CON, Class A, 5.81%, 4/17/35 (144A)	$ 3,591,431
2,656,002	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	2,490,510
16,240,000(a)	Blackrock Rainier CLO VI, Ltd., Series 2021-6A, Class XR, 5.519% (3 Month Term SOFR + 125 bps), 4/20/37 (144A)	16,187,951
4,924,022	Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30 (144A)	4,968,650
3,700,011(a)	BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1, 5.598% (3 Month Term SOFR + 134 bps), 7/15/31 (144A)	3,702,161
341,273	BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2, 5.542%, 10/27/31 (144A)	342,738
739,189	BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2, 5.542%, 10/27/31 (144A)	742,361
4,773,752	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.291%, 7/26/32 (144A)	4,852,723
6,134,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 7/15/27 (144A)	6,180,963
17,595,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A2, 4.84%, 1/18/28	17,593,735
18,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2019-1A, Class A1R, 5.936% (3 Month Term SOFR + 168 bps), 10/15/34 (144A)	18,477,689
3,804,787(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 8.006% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	3,803,406
1,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 9.756% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	1,497,051
5,900,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 10.506% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	5,882,902
1,391,250(a)	Brightwood Capital MM CLO, Ltd., Series 2023-1A, Class X, 6.506% (3 Month Term SOFR + 225 bps), 10/15/35 (144A)	1,390,853
180,487	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	173,630
3,958,273(a)	CAL Receivables LLC, Series 2022-1, Class B, 8.654% (SOFR30A + 435 bps), 10/15/26 (144A)	3,951,073
1,577,141(a)	Capital Four US CLO II, Ltd., Series 2022-1A, Class X, 5.569% (3 Month Term SOFR + 130 bps), 1/20/37 (144A)	1,577,182
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2514

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,380,310	CarNow Auto Receivables Trust, Series 2023-2A, Class B, 8.53%, 1/15/27 (144A)	$ 3,391,517
1,000,000	Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.02%, 5/10/28	956,417
1,321,273	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	1,307,696
286,862	Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41%, 9/10/27 (144A)	287,366
11,138,738(a)	CBAM, Ltd., Series 2018-5A, Class A, 5.561% (3 Month Term SOFR + 128 bps), 4/17/31 (144A)	11,155,391
1,457,143(a)	Cedar Funding XIV CLO, Ltd., Series 2021-14A, Class X, 5.306% (3 Month Term SOFR + 105 bps), 10/15/37 (144A)	1,456,149
4,465,602(a)	Centerstone SBA Trust, Series 2023-1, Class A, 8.35% (PRIME + 85 bps), 12/27/50 (144A)	4,456,603
4,750,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class A, 5.606% (3 Month Term SOFR + 135 bps), 1/15/34 (144A)	4,752,935
6,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class B, 6.006% (3 Month Term SOFR + 175 bps), 1/15/34 (144A)	5,993,622
3,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class C, 6.356% (3 Month Term SOFR + 210 bps), 1/15/34 (144A)	2,994,876
4,000,000	Cerberus Loan Funding XXXVII LP, Series 2022-1A, Class A2, 4.02%, 4/15/34 (144A)	3,930,448
2,482,739(c)	CFMT LLC, Series 2023-HB12, Class A, 4.25%, 4/25/33 (144A)	2,459,022
4,424,863(c)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	4,347,836
1,705,198(a)	Chesapeake Funding II LLC, Series 2023-1A, Class A2, 5.554% (SOFR30A + 125 bps), 5/15/35 (144A)	1,712,562
2,181,202	Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.16%, 10/15/35 (144A)	2,210,283
3,295,633(a)	Chesapeake Funding II LLC, Series 2023-2A, Class A2, 5.404% (SOFR30A + 110 bps), 10/15/35 (144A)	3,309,969
1,816,317(a)	Chesapeake Funding II LLC, Series 2024-1A, Class A2, 5.074% (SOFR30A + 77 bps), 5/15/36 (144A)	1,814,642
2,100,000(a)	CIFC Funding, Ltd., Series 2021-7A, Class X, 5.441% (3 Month Term SOFR + 116 bps), 1/23/35 (144A)	2,099,849
15Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,298,613(a)	College Ave Student Loans LLC, Series 2019-A, Class A1, 5.834% (1 Month Term SOFR + 151 bps), 12/28/48 (144A)	$ 3,295,734
2,328,409	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29 (144A)	2,351,006
121,435	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	118,381
31,005(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 5.884% (1 Month Term SOFR + 156 bps), 10/25/40 (144A)	30,902
412,270(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 5.284% (1 Month Term SOFR + 96 bps), 5/25/41 (144A)	408,176
449,567(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 5.084% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	442,271
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	60,777
378,364(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 4.934% (1 Month Term SOFR + 61 bps), 2/25/44 (144A)	373,750
711,091(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 5.004% (1 Month Term SOFR + 68 bps), 9/25/45 (144A)	700,649
294,805(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 5.234% (1 Month Term SOFR + 91 bps), 2/25/46 (144A)	291,726
604,370(a)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 5.334% (1 Month Term SOFR + 101 bps), 1/25/47 (144A)	595,604
3,000,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	3,009,358
3,543,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	3,587,590
4,372,439	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	4,417,991
15,812,331	Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30 (144A)	16,004,126
1,440,000(a)	Crown Point CLO IV, Ltd., Series 2018-4A, Class C, 6.431% (3 Month Term SOFR + 216 bps), 4/20/31 (144A)	1,441,928
4,740,000	DailyPay Securitization Trust, Series 2025-1A, Class A, 5.63%, 6/25/28 (144A)	4,773,560
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2516

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
10,675,000(a)	Deerpath Capital CLO, Ltd., Series 2021-1A, Class A1R, 6.056% (3 Month Term SOFR + 180 bps), 7/15/36 (144A)	$ 10,691,012
78	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	32
683,074	Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32 (144A)	685,400
4,147,299	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	4,181,733
10,250,000	Drive Auto Receivables Trust, Series 2025-1, Class A2, 4.87%, 8/15/28	10,264,523
2,808,642(a)	Dryden 53 CLO, Ltd., Series 2017-53A, Class A, 5.638% (3 Month Term SOFR + 138 bps), 1/15/31 (144A)	2,807,939
1,355,000	DT Auto Owner Trust, Series 2022-2A, Class D, 5.46%, 3/15/28 (144A)	1,356,838
5,250,441	DT Auto Owner Trust, Series 2023-1A, Class C, 5.55%, 10/16/28 (144A)	5,264,807
3,536,842(a)	Elevation CLO, Ltd., Series 2021-12A, Class XR, 5.369% (3 Month Term SOFR + 110 bps), 4/20/37 (144A)	3,536,078
4,900,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class B, 6.531% (3 Month Term SOFR + 226 bps), 7/20/30 (144A)	4,898,094
6,500,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 6.781% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	6,502,112
5,687,839	Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33 (144A)	5,690,511
6,830,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/29 (144A)	6,679,784
1,382,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class D, 8.03%, 4/6/29	1,429,701
3,588,507	Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60%, 5/17/27	3,590,678
11,250,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class A2, 4.83%, 1/18/28	11,256,445
10,000,000	FCCU Auto Receivables Trust, Series 2025-1A, Class A3, 4.85%, 6/17/30 (144A)	10,083,017
2,630,457	FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29 (144A)	2,667,819
2,250,000	FHF Issuer Trust, Series 2024-3A, Class B, 5.04%, 2/17/31 (144A)	2,244,104
17Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,867,115	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	$ 1,882,738
7,195,827(c)	FIGRE Trust, Series 2024-HE2, Class A, 6.38%, 5/25/54 (144A)	7,346,534
4,340,106(c)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	4,399,572
6,747,848(c)	FIGRE Trust, Series 2025-HE3, Class A, 5.56%, 5/25/55 (144A)	6,792,531
3,790,000(c)+	FIGRE Trust, Series 2025-HE4, Class A, 5.408%, 7/25/55 (144A)	3,789,951
13,460,000	FinBe USA Trust, Series 2025-1A, Class A, 5.70%, 12/15/28 (144A)	13,466,085
413,222	First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 7/15/27 (144A)	414,105
2,817,967	Flagship Credit Auto Trust, Series 2024-1, Class A2, 5.64%, 3/15/28 (144A)	2,825,014
3,600,000(a)	Flatiron CLO 21, Ltd., Series 2021-1A, Class XR, 5.369% (3 Month Term SOFR + 110 bps), 10/19/37 (144A)	3,590,975
1,000,000	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B, 5.31%, 5/15/28 (144A)	1,004,704
10,920,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 6.068% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	10,924,870
14,580,000(a)	Fortress Credit Opportunities XXIX CLO, Ltd., Series 2025-29A, Class A1, 5.574% (3 Month Term SOFR + 125 bps), 4/20/33 (144A)	14,580,452
8,180,000(a)	Fortress Credit Opportunities XXIX CLO, Ltd., Series 2025-29A, Class B, 5.974% (3 Month Term SOFR + 165 bps), 4/20/33 (144A)	8,184,082
11,780,000(a)	Fortress Credit Opportunities XXXI CLO, Ltd., Series 2025-31A, Class A1, 5.817% (3 Month Term SOFR + 150 bps), 7/20/33 (144A)	11,799,920
13,340,000(a)(d)	Fortress Credit Opportunities XXXV CLO, Ltd., Series 2025-35A, Class A1, 5.742% (3 Month Term SOFR + 140 bps), 7/20/33 (144A)	13,340,000
3,980,000(a)(d)	Fortress Credit Opportunities XXXV CLO, Ltd., Series 2025-35A, Class B1, 6.192% (3 Month Term SOFR + 185 bps), 7/20/33 (144A)	3,980,000
3,960,000(a)(d)	Fortress Credit Opportunities XXXV CLO, Ltd., Series 2025-35A, Class C1, 6.942% (3 Month Term SOFR + 260 bps), 7/20/33 (144A)	3,960,000
2,547,623	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	2,404,602
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2518

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,390,867	Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 1/15/42 (144A)	$ 1,321,541
151,722	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	151,073
4,300,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	4,360,050
2,695,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	2,757,475
5,540,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class E, 11.42%, 3/15/30 (144A)	6,140,866
3,190,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class C, 6.65%, 8/15/29 (144A)	3,249,222
611,799	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.40%, 9/15/27 (144A)	612,810
8,183,493	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class A2, 4.76%, 10/15/27 (144A)	8,183,430
10,174,000	GLS Auto Receivables Issuer Trust, Series 2025-1A, Class A2, 4.68%, 12/15/27 (144A)	10,170,959
374,482	GLS Auto Select Receivables Trust, Series 2023-1A, Class A2, 6.27%, 8/16/27 (144A)	374,981
2,227,316	GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37%, 6/15/28 (144A)	2,244,323
2,520,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30 (144A)	2,574,297
1,935,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,998,554
8,608,924	GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71%, 4/15/30 (144A)	8,628,129
2,625,000(a)	Goldentree Loan Management US CLO 10, Ltd., Series 2021-10A, Class XR, 5.319% (3 Month Term SOFR + 105 bps), 10/20/37 (144A)	2,624,787
11,385,000(a)	Golub Capital Partners CLO 54M L.P, Series 2021-54A, Class A, 6.051% (3 Month Term SOFR + 179 bps), 8/5/33 (144A)	11,379,307
20,460,000(a)	Golub Capital Partners CLO 61M, Series 2022-61A, Class A1AR, 5.513% (3 Month Term SOFR + 123 bps), 7/25/35 (144A)	20,444,614
5,321,988(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class A1R, 5.732% (3 Month Term SOFR + 145 bps), 7/25/33 (144A)	5,309,886
9,377,470(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class BR, 6.282% (3 Month Term SOFR + 200 bps), 7/25/33 (144A)	9,358,546
19Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
11,990,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class CR, 7.032% (3 Month Term SOFR + 275 bps), 7/25/33 (144A)	$ 11,992,398
13,985,745(a)	Gracie Point International Funding, Series 2023-1A, Class A, 6.298% (SOFR90A + 195 bps), 9/1/26 (144A)	14,008,497
5,163,000(a)	Gracie Point International Funding, Series 2023-1A, Class C, 7.448% (SOFR90A + 310 bps), 9/1/26 (144A)	5,165,800
3,163,000(a)	Gracie Point International Funding, Series 2023-1A, Class D, 8.848% (SOFR90A + 450 bps), 9/1/26 (144A)	3,162,663
1,293,202(a)	Gracie Point International Funding, Series 2023-2A, Class A, 6.598% (SOFR90A + 225 bps), 3/1/27 (144A)	1,295,266
5,000,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class A, 6.122% (SOFR90A + 170 bps), 3/1/28 (144A)	5,009,281
5,880,000(a)	Great Lakes CLO VI LLC, Series 2021-6A, Class XR, 5.383% (3 Month Term SOFR + 110 bps), 7/15/37 (144A)	5,892,795
4,190,000(a)	Great Lakes CLO, Ltd., Series 2019-1A, Class X, 5.362% (3 Month Term SOFR + 105 bps), 4/15/37 (144A)	4,189,074
18,990,918(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 5.905% (SOFR30A + 160 bps), 8/25/54 (144A)	18,990,854
13,519,106(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 5.805% (SOFR30A + 150 bps), 1/25/55 (144A)	13,530,966
10,246,376(c)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	10,302,970
5,088,968(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 7.689% (SOFR30A + 325 bps), 10/25/50 (144A)	5,178,031
7,108,376(a)	Harvest SBA Loan Trust, Series 2024-1, Class A, 6.689% (SOFR30A + 225 bps), 12/25/51 (144A)	7,146,616
5,137,705(e)	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	1,181,672
2,050,000(e)	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	112,750
1,071,429(a)	HPS Loan Management 10-2016, Ltd., Series 10A-16, Class XR3, 5.219% (3 Month Term SOFR + 95 bps), 4/20/34 (144A)	1,071,542
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2520

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,665,281(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class C, 6.902% (SOFR30A + 260 bps), 10/20/32 (144A)	$ 4,681,817
9,864,146	Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.957%, 3/21/33 (144A)	9,903,170
843,750(a)	Ivy Hill Middle Market Credit Fund IX, Ltd., Series 9A, Class XRR, 5.472% (3 Month Term SOFR + 120 bps), 4/23/34 (144A)	843,299
4,613,758(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 6.052% (SOFR30A + 175 bps), 11/25/53 (144A)	4,634,369
9,257,721(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.002% (SOFR30A + 170 bps), 3/20/54 (144A)	9,295,399
6,159,573(a)	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, 5.902% (SOFR30A + 160 bps), 5/20/54 (144A)	6,189,517
7,920,577(a)	JP Morgan Mortgage Trust, Series 2024-HE2, Class A1, 5.502% (SOFR30A + 120 bps), 10/20/54 (144A)	7,912,825
13,360,558(a)	JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 5.502% (SOFR30A + 120 bps), 2/25/55 (144A)	13,333,411
20,171,577(a)	JP Morgan Mortgage Trust, Series 2025-HE1, Class A1, 5.452% (SOFR30A + 115 bps), 7/20/55 (144A)	20,129,497
20,280,000(a)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 6.954% (SOFR30A + 265 bps), 11/15/27 (144A)	20,345,667
165,234	LAD Auto Receivables Trust, Series 2023-4A, Class A3, 6.10%, 12/15/27 (144A)	165,952
8,000,000	LAD Auto Receivables Trust, Series 2025-1A, Class A2, 4.60%, 12/15/27 (144A)	7,999,833
1,357,031(a)	Lake Shore MM CLO IV, Ltd., Series 2021-1A, Class XR, 5.556% (3 Month Term SOFR + 130 bps), 1/15/37 (144A)	1,356,657
3,450,000(a)	LCM 35, Ltd., Series 35A, Class BR, 5.906% (3 Month Term SOFR + 165 bps), 10/15/34 (144A)	3,448,175
1,327,728(a)	LCM XVIII LP, Series 18A, Class A1R, 5.551% (3 Month Term SOFR + 128 bps), 4/20/31 (144A)	1,327,551
215,014	Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.22%, 5/17/27 (144A)	214,463
5,864,320	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	5,989,421
21Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,689,493	Lendbuzz Securitization Trust, Series 2024-1A, Class A2, 6.19%, 8/15/29 (144A)	$ 6,744,587
6,721,613	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29 (144A)	6,778,388
2,725,689	Lendbuzz Securitization Trust, Series 2025-1A, Class A1, 4.576%, 2/15/26 (144A)	2,725,738
10,276,000	Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10%, 10/15/30 (144A)	10,309,837
88,914	LendingPoint Pass-Through Trust, Series 2022-ST1, Class A, 2.50%, 3/15/28 (144A)	87,701
2,899,321	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	2,916,702
303,296	Lobel Automobile Receivables Trust, Series 2023-2, Class A, 7.59%, 4/16/29 (144A)	303,773
9,744,254	Lobel Automobile Receivables Trust, Series 2025-1, Class A, 5.06%, 11/15/27 (144A)	9,750,044
1,180,144	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	1,099,575
5,000,000(a)	Magnetite XXII, Ltd., Series 2019-22A, Class X, 5.256% (3 Month Term SOFR + 100 bps), 7/15/36 (144A)	4,999,635
2,500,000(a)	Magnetite XXXV, Ltd., Series 2022-35A, Class XR, 5.482% (3 Month Term SOFR + 120 bps), 10/25/36 (144A)	2,502,967
333,333(a)	Marble Point Clo XXV, Ltd., Series 2022-2A, Class X, 5.819% (3 Month Term SOFR + 155 bps), 10/20/36 (144A)	333,321
1,618,929	Marlette Funding Trust, Series 2024-1A, Class A, 5.95%, 7/17/34 (144A)	1,621,300
5,225,000(a)	MCF CLO 10, Ltd., Series 2023-1A, Class XR, 5.256% (3 Month Term SOFR + 100 bps), 4/15/37 (144A)	5,234,264
2,500,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 13.681% (3 Month Term SOFR + 941 bps), 7/20/33 (144A)	2,481,600
5,990,308	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 5/20/36 (144A)	6,039,419
10,660,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29 (144A)	10,753,877
9,680,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C, 10.42%, 7/20/29 (144A)	9,825,392
8,290,000(a)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R2, 5.479% (3 Month Term SOFR + 121 bps), 1/18/36 (144A)	8,284,719
19,710,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	19,728,590
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2522

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,300,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	$ 5,342,130
8,580,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.80%, 5/15/30 (144A)	8,598,264
10,960,000(a)	Monroe Capital Mml CLO XII, Ltd., Series 2021-2A, Class A1, 6.08% (3 Month Term SOFR + 176 bps), 9/14/33 (144A)	10,971,146
5,000,000(a)	Monroe Capital MML CLO XIII, Ltd., Series 2022-1A, Class A1N, 6.01% (3 Month Term SOFR + 168 bps), 2/24/34 (144A)	5,001,535
3,000,000(a)	Monroe Capital MML CLO XIII, Ltd., Series 2022-1A, Class B, 6.38% (3 Month Term SOFR + 205 bps), 2/24/34 (144A)	2,992,146
375,000(a)	Mountain View CLO XVII, Ltd., Series 2023-1A, Class X, 5.956% (3 Month Term SOFR + 170 bps), 9/14/36 (144A)	374,970
841,694	MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41 (144A)	806,332
727,736(a)	National Collegiate Trust, Series 2007-A, Class A, 4.576% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	711,609
525,410	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (144A)	472,775
2,379,693(a)	Navient Student Loan Trust, Series 2021-1A, Class A1B, 5.02% (SOFR30A + 71 bps), 12/26/69 (144A)	2,337,143
1,988,082(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 4.704% (SOFR90A + 36 bps), 3/23/37	1,968,232
545,899	Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.36%, 4/20/62 (144A)	513,429
2,788,754(a)	Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 5.122% (1 Month Term SOFR + 80 bps), 4/20/62 (144A)	2,735,250
1,833,333(a)	New Mountain CLO 1, Ltd., Series CLO-1A, Class X, 5.206% (3 Month Term SOFR + 95 bps), 1/15/38 (144A)	1,829,852
5,700,000(a)	Newday Funding Master Issuer Plc, Series 2023-1A, Class A2, 6.092% (SOFR + 175 bps), 11/15/31 (144A)	5,757,585
1,528,440(a)	Newtek Small Business Loan Trust, Series 2021-1, Class A, 7.25% (PRIME - 25 bps), 12/25/48 (144A)	1,526,831
2,903,432(a)	Newtek Small Business Loan Trust, Series 2023-1, Class A, 7.00% (PRIME - 50 bps), 7/25/50 (144A)	2,931,279
23Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
9,280,000(a)	NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A1, 5.184% (SOFR30A + 88 bps), 9/15/29 (144A)	$ 9,246,737
2,493,195	NMEF Funding LLC, Series 2023-A, Class A2, 6.57%, 6/17/30 (144A)	2,509,384
2,684,210(a)	Northwoods Capital XI-B, Ltd., Series 2018-11BA, Class XR, 5.469% (3 Month Term SOFR + 120 bps), 7/19/37 (144A)	2,675,621
31,929(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 5.214% (1 Month Term SOFR + 89 bps), 5/25/33	31,365
11,782,880(a)	OBX Trust, Series 2025-HE1, Class A1, 5.905% (SOFR30A + 160 bps), 2/25/55 (144A)	11,810,849
2,500,000(a)	OCP CLO, Ltd., Series 2017-14A, Class XR, 5.369% (3 Month Term SOFR + 110 bps), 7/20/37 (144A)	2,499,797
3,957,895(a)	Octagon Investment Partners 49, Ltd., Series 2020-5A, Class X, 5.306% (3 Month Term SOFR + 105 bps), 4/15/37 (144A)	3,958,706
2,451,661	Octane Receivables Trust, Series 2021-1A, Class C, 2.23%, 11/20/28 (144A)	2,440,898
2,813,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	2,820,318
604,703	Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (144A)	605,995
1,561,393	Octane Receivables Trust, Series 2023-2A, Class A2, 5.88%, 6/20/31 (144A)	1,564,211
2,805,931	Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (144A)	2,826,033
3,481,188	Oportun Funding Trust, Series 2024-3, Class A, 5.26%, 8/15/29 (144A)	3,482,234
5,218,541	Oportun Funding Trust, Series 2025-1, Class A, 4.96%, 8/16/32 (144A)	5,210,324
5,752,845	Oportun Issuance Trust, Series 2021-C, Class A, 2.18%, 10/8/31 (144A)	5,619,644
2,390,224	Oportun Issuance Trust, Series 2024-1A, Class B, 6.546%, 4/8/31 (144A)	2,394,664
1,101,200	Oportun Issuance Trust, Series 2024-2, Class A, 5.86%, 2/9/32 (144A)	1,102,501
3,240,000	Oportun Issuance Trust, Series 2024-2, Class B, 5.83%, 2/9/32 (144A)	3,250,364
19,670,000	Oportun Issuance Trust, Series 2025-A, Class A, 5.01%, 2/8/33 (144A)	19,659,815
8,000,000	Oportun Issuance Trust, Series 2025-B, Class A, 4.88%, 5/9/33 (144A)	8,038,934
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2524

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
8,000,000	Oportun Issuance Trust, Series 2025-B, Class B, 5.28%, 5/9/33 (144A)	$ 8,039,949
154,274	Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27 (144A)	154,053
11,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 6.081% (3 Month Term SOFR + 181 bps), 4/20/33 (144A)	11,010,054
2,600,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1R, 6.184% (3 Month Term SOFR + 186 bps), 8/20/33 (144A)	2,604,194
5,580,000(a)	OWL Rock CLO XXI LLC, Series 2025-21A, Class A, 5.716% (3 Month Term SOFR + 140 bps), 7/24/34 (144A)	5,580,000
3,290,000(a)	OWL Rock CLO XXI LLC, Series 2025-21A, Class B, 6.216% (3 Month Term SOFR + 190 bps), 7/24/34 (144A)	3,290,000
8,250,000	Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/32 (144A)	8,365,361
4,262,101	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	4,176,703
789,430	Pagaya Ai Debt Grantor Trust, Series 2024-9, Class A, 5.065%, 3/15/32 (144A)	789,318
3,240,313	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	3,251,971
5,723,000	Pagaya AI Debt Grantor Trust, Series 2024-10, Class B, 5.75%, 6/15/32 (144A)	5,749,380
5,572,885	Pagaya AI Debt Grantor Trust, Series 2024-11, Class A, 5.092%, 7/15/32 (144A)	5,581,030
5,482,814(c)	Pagaya AI Debt Grantor Trust, Series 2024-11, Class AB, 5.369%, 7/15/32 (144A)	5,493,467
1,849,240	Pagaya AI Debt Grantor Trust, Series 2024-5, Class A, 6.278%, 10/15/31 (144A)	1,866,969
3,499,370(c)	Pagaya AI Debt Grantor Trust, Series 2025-1, Class A, 4.991%, 7/15/32 (144A)	3,502,482
2,082,955	Pagaya AI Debt Grantor Trust, Series 2025-1, Class A1, 4.708%, 2/17/26 (144A)	2,082,859
1,532,073	Pagaya AI Debt Grantor Trust, Series 2025-1, Class A2, 5.156%, 7/15/32 (144A)	1,536,151
936,993	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	940,183
0	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	0
693,086	Pagaya AI Debt Trust, Series 2023-7, Class B, 7.549%, 7/15/31 (144A)	693,753
25Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,348,701	Pagaya AI Debt Trust, Series 2024-1, Class A, 6.66%, 7/15/31 (144A)	$ 4,376,583
7,421,106	Pagaya AI Debt Trust, Series 2024-1, Class B, 7.109%, 7/15/31 (144A)	7,482,270
4,005,020	Pagaya AI Debt Trust, Series 2024-2, Class A, 6.319%, 8/15/31 (144A)	4,035,252
1,223,974(c)	Pagaya AI Debt Trust, Series 2024-2, Class AB, 6.449%, 8/15/31 (144A)	1,230,488
7,202,598	Pagaya AI Debt Trust, Series 2024-2, Class B, 6.611%, 8/15/31 (144A)	7,267,894
5,727,945	Pagaya AI Debt Trust, Series 2024-3, Class A, 6.258%, 10/15/31 (144A)	5,766,176
10,747,233	Pagaya AI Debt Trust, Series 2024-3, Class B, 6.571%, 10/15/31 (144A)	10,832,661
5,480,000	Pagaya AI Debt Trust, Series 2025-R1, Class B, 5.705%, 6/15/32 (144A)	5,485,599
1,473,684(a)	Palmer Square CLO, Ltd., Series 2020-3A, Class X, 5.526% (3 Month Term SOFR + 120 bps), 11/15/36 (144A)	1,475,859
2,961,834(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class A1, 5.306% (3 Month Term SOFR + 105 bps), 4/15/30 (144A)	2,959,489
3,250,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	3,229,747
1,582,080	Pawneee Equipment Receivables Series LLC, Series 2022-1, Class A3, 5.17%, 2/15/28 (144A)	1,582,388
1,609,113	PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/34 (144A)	1,596,063
3,000,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	2,626,050
2,790,105	PEAR LLC, Series 2022-1, Class A2, 7.25%, 10/15/34 (144A)	2,819,709
10,174,748	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	10,387,109
5,595,209	PEAR LLC, Series 2024-1, Class A, 6.95%, 2/15/36 (144A)	5,640,650
4,890,000(a)	Pennantpark CLO IX LLC, Series 2024-9A, Class A1RN, 5.622% (3 Month Term SOFR + 135 bps), 4/20/34 (144A)	4,875,780
4,400,000(a)	Pennantpark CLO IX LLC, Series 2024-9A, Class A2R, 5.722% (3 Month Term SOFR + 145 bps), 4/20/34 (144A)	4,398,407
15,250,000(a)	PFS Financing Corp., Series 2025-A, Class A, 4.954% (SOFR30A + 65 bps), 1/15/29 (144A)	15,242,436
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2526

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
14,300,000(a)	Pikes Peak CLO 6, Series 2020-6A, Class ARR, 5.264% (3 Month Term SOFR + 94 bps), 5/18/34 (144A)	$ 14,285,700
13,000,000(a)	Post CLO, Ltd., Series 2021-1A, Class AR, 5.336% (3 Month Term SOFR + 108 bps), 10/15/34 (144A)	13,017,914
3,502,446	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29 (144A)	3,519,306
3,500,000	Post Road Equipment Finance LLC, Series 2025-1A, Class A2, 4.90%, 5/15/31 (144A)	3,519,308
3,240,000	Prestige Auto Receivables Trust, Series 2021-1A, Class E, 3.47%, 3/15/29 (144A)	3,153,082
1,725,970(a)	Prodigy Finance CMDAC, Series 2021-1A, Class A, 5.684% (1 Month Term SOFR + 136 bps), 7/25/51 (144A)	1,724,315
7,750,000	Purchasing Power Funding LLC, Series 2024-A, Class A, 5.89%, 8/15/28 (144A)	7,774,902
3,211,111(a)	Rad CLO 3, Ltd., Series 2019-3A, Class XR2, 5.306% (3 Month Term SOFR + 105 bps), 7/15/37 (144A)	3,212,033
2,447,596	Reach Abs Trust, Series 2024-1A, Class A, 6.30%, 2/18/31 (144A)	2,453,370
12,300,000	Reach AbS Trust, Series 2024-1A, Class B, 6.29%, 2/18/31 (144A)	12,434,457
3,006,451	Reach ABS Trust, Series 2024-2A, Class A, 5.88%, 7/15/31 (144A)	3,013,790
13,556,487	Reach ABS Trust, Series 2025-1A, Class A, 4.96%, 8/16/32 (144A)	13,556,421
1,441,058(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 7.00% (PRIME - 50 bps), 12/27/44 (144A)	1,440,084
7,884,576(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.57% (PRIME + 7 bps), 4/25/48 (144A)	7,960,542
2,228,571(a)	Regatta IX Funding, Ltd., Series 2017-1A, Class XR, 5.33% (3 Month Term SOFR + 105 bps), 4/17/37 (144A)	2,226,818
632,157(a)	Regatta VI Funding, Ltd., Series 2016-1A, Class XR, 5.331% (3 Month Term SOFR + 106 bps), 4/20/34 (144A)	632,110
1,058,824(a)	Regatta VII Funding, Ltd., Series 2016-1A, Class X, 5.431% (3 Month Term SOFR + 111 bps), 6/20/34 (144A)	1,057,488
4,416,667(a)	Regatta X Funding, Ltd., Series 2017-3A, Class X, 5.28% (3 Month Term SOFR + 100 bps), 7/17/37 (144A)	4,407,484
27Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,750,000(a)	Regatta XXIII Funding, Ltd., Series 2021-4A, Class X, 5.481% (3 Month Term SOFR + 121 bps), 1/20/35 (144A)	$ 1,749,912
6,240,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33 (144A)	6,274,142
5,910,500	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	5,953,691
7,500,000(a)	Rosy Blue Carat SCS, Series 2018-1, Class A2R, 8.429% (1 Month Term SOFR + 411 bps), 3/15/30 (144A)	7,560,000
2,573,071	SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 3/20/28 (144A)	2,579,179
1,500,000	SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/28 (144A)	1,507,890
7,549,834	SAFCO Auto Receivables Trust, Series 2025-1A, Class A, 5.46%, 9/10/29 (144A)	7,552,427
2,000,000	SAFCO Auto Receivables Trust, Series 2025-1A, Class B, 5.63%, 10/10/30 (144A)	2,006,184
997,336	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	1,005,071
5,320,000	Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.799%, 1/18/33 (144A)	5,313,313
215,972	Santander Consumer Auto Receivables Trust, Series 2021-CA, Class C, 2.97%, 6/15/28 (144A)	214,456
185,699	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27	185,578
1,766,520	Santander Drive Auto Receivables Trust, Series 2023-2, Class B, 5.24%, 5/15/28	1,769,746
2,270,447	Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, 9/15/27	2,271,122
4,750,000	SCF Equipment Trust LLC, Series 2025-1A, Class A2, 4.82%, 7/22/30 (144A)	4,759,958
1,666,667(a)	Sculptor CLO XXVII, Ltd., Series 27A, Class XR, 5.119% (3 Month Term SOFR + 85 bps), 7/20/34 (144A)	1,666,868
3,000,000(a)	Sculptor CLO XXX, Ltd., Series 30A, Class XR, 5.317% (3 Month Term SOFR + 105 bps), 7/20/38 (144A)	3,000,000
2,412,859	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (144A)	2,430,266
172,803	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class A, 0.99%, 11/20/37 (144A)	169,729
800,000(a)	Silver Rock CLO II, Ltd., Series 2021-2A, Class X, 5.581% (3 Month Term SOFR + 131 bps), 1/20/35 (144A)	799,942
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2528

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,000,000(a)	Silver Rock CLO IV, Ltd., Series 2024-4A, Class X, 5.469% (3 Month Term SOFR + 120 bps), 10/20/37 (144A)	$ 3,999,668
3,200,000(a)	Sixth Street CLO IX, Ltd., Series 2017-9A, Class X, 5.219% (3 Month Term SOFR + 95 bps), 7/21/37 (144A)	3,200,035
2,240,312(a)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 4.82% (3 Month Term SOFR + 50 bps), 12/16/41	2,185,479
1,106,030(a)	SMB Private Education Loan Trust, Series 2018-B, Class A2B, 5.146% (1 Month Term SOFR + 83 bps), 1/15/37 (144A)	1,103,712
3,883,834(a)	SMB Private Education Loan Trust, Series 2023-B, Class A1B, 6.104% (SOFR30A + 180 bps), 10/16/56 (144A)	3,959,216
5,191,638(a)	SMB Private Education Loan Trust, Series 2023-C, Class A1B, 5.853% (SOFR30A + 155 bps), 11/15/52 (144A)	5,241,690
10,710,000	SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.82%, 6/25/34 (144A)	10,724,435
6,284,687(a)	Sound Point CLO V-R LTD, Series 2014-1RA, Class A, 5.681% (3 Month Term SOFR + 141 bps), 7/18/31 (144A)	6,289,859
3,000,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 8.143% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	3,011,982
2,442,575(a)	Sound Point CLO XX, Ltd., Series 2018-2A, Class A, 5.644% (3 Month Term SOFR + 136 bps), 7/26/31 (144A)	2,443,847
1,080,755	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	1,017,329
6,250,000(a)	STAR Trust, Series 2021-SFR2, Class E, 6.426% (1 Month Term SOFR + 211 bps), 1/17/39 (144A)	6,223,283
993,765(a)	STAR Trust, Series 2022-SFR3, Class A, 5.962% (1 Month Term SOFR + 165 bps), 5/17/39 (144A)	997,668
14,000,000(a)	Starwood LLC, Series 2024-SIF4A, Class A, 5.98% (3 Month Term SOFR + 170 bps), 10/17/36 (144A)	14,032,186
2,390,000(a)	Starwood LLC, Series 2024-SIF4A, Class C, 6.78% (3 Month Term SOFR + 250 bps), 10/17/36 (144A)	2,400,526
10,110,000(a)	Starwood LLC, Series 2025-SIF5A, Class A, 5.799% (3 Month Term SOFR + 155 bps), 4/15/37 (144A)	10,132,121
2,130,000(a)	Starwood LLC, Series 2025-SIF5A, Class D, 7.849% (3 Month Term SOFR + 360 bps), 4/15/37 (144A)	2,144,458
29Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,097,435	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	$ 1,050,819
2,117,682	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44 (144A)	2,198,627
1,206,971(a)	Symphony CLO XIX, Ltd., Series 2018-19A, Class A, 5.482% (3 Month Term SOFR + 122 bps), 4/16/31 (144A)	1,207,619
4,866,839	Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.13%, 9/21/26 (144A)	4,882,337
2,930,000(a)	Tiaa CLO III, Ltd., Series 2017-2A, Class B, 6.022% (3 Month Term SOFR + 176 bps), 1/16/31 (144A)	2,931,292
2,108,032	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	2,089,416
4,551,792(a)	Towd Point Asset Trust, Series 2018-SL1, Class B, 5.484% (1 Month Term SOFR + 116 bps), 1/25/46 (144A)	4,537,889
15,708,243(c)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	15,765,861
7,351,244(c)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	7,414,217
9,950,000(a)	Trafigura Securitisation Finance Plc, Series 2024-1A, Class A1, 5.74% (SOFR + 140 bps), 11/15/27 (144A)	9,937,443
2,174,128	Tricolor Auto Securitization Trust, Series 2022-1A, Class E, 7.79%, 8/16/27 (144A)	2,182,470
2,278,456	Tricolor Auto Securitization Trust, Series 2023-1A, Class D, 8.56%, 7/15/27 (144A)	2,296,877
2,614,658	Tricolor Auto Securitization Trust, Series 2024-1A, Class A, 6.61%, 10/15/27 (144A)	2,626,645
3,750,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class B, 6.53%, 12/15/27 (144A)	3,785,198
3,627,943	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27 (144A)	3,639,160
6,436,406	Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28 (144A)	6,445,319
26,290,623	Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94%, 2/15/29 (144A)	26,316,908
5,320,000	Tricolor Auto Securitization Trust, Series 2025-1A, Class C, 5.72%, 10/15/29 (144A)	5,347,746
20,000,000	Tricolor Auto Securitization Trust, Series 2025-2A, Class A, 5.12%, 1/16/29 (144A)	20,021,512
11,369,000	Tricon American Homes, Series 2020-SFR1, Class F, 4.882%, 7/17/38 (144A)	11,287,874
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2530

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(a)	Trimaran CAVU, Ltd., Series 2022-2A, Class XR, 5.231% (3 Month Term SOFR + 95 bps), 3/27/38 (144A)	$ 1,000,001
12,000,000(a)	Trinitas CLO VII, Ltd., Series 2017-7A, Class A1R2, 5.342% (3 Month Term SOFR + 106 bps), 1/25/35 (144A)	11,919,780
1,725,000(a)	Trinitas CLO XI, Ltd., Series 2019-11A, Class X, 5.448% (3 Month Term SOFR + 119 bps), 7/15/34 (144A)	1,724,886
6,000,000(a)	TSTAT, Ltd., Series 2022-1A, Class A2RR, 5.669% (3 Month Term SOFR + 140 bps), 7/20/37 (144A)	5,992,122
8,000,000(a)	Twin Brook CLO LLC, Series 2024-2A, Class C, 6.869% (3 Month Term SOFR + 260 bps), 10/20/35 (144A)	7,969,696
5,000,000(a)	Twin Brook CLO LLC, Series 2024-2A, Class D, 8.519% (3 Month Term SOFR + 425 bps), 10/20/35 (144A)	4,959,245
3,150,000	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29 (144A)	3,221,999
4,851,837	Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class A, 6.11%, 6/15/32 (144A)	4,893,277
5,933,205	Upgrade Receivables Trust, Series 2024-1A, Class A, 5.37%, 2/18/31 (144A)	5,937,189
53,777	Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	53,429
211,837	Upstart Pass-Through Trust, Series 2021-ST5, Class A, 2.00%, 7/20/27 (144A)	210,390
357,490	Upstart Pass-Through Trust, Series 2022-ST2, Class A, 3.80%, 4/20/30 (144A)	356,335
2,993,049	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34 (144A)	2,997,582
5,000,000	Upstart Securitization Trust, Series 2025-2, Class A2, 5.22%, 6/20/35 (144A)	5,008,796
624,681	US Bank NA, Series 2023-1, Class B, 6.789%, 8/25/32 (144A)	632,068
4,504,191	US Bank NA, Series 2025-SUP1, Class B, 5.582%, 2/25/32 (144A)	4,497,457
740,016	USAA Auto Owner Trust, Series 2023-A, Class A3, 5.58%, 5/15/28 (144A)	744,195
9,340,000(a)	Venture 41 CLO, Ltd., Series 2021-41A, Class A1NR, 5.699% (3 Month Term SOFR + 143 bps), 1/20/34 (144A)	9,350,732
2,936,305	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	2,983,853
31Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,431,611	Veridian Auto Receivables Trust, Series 2023-1A, Class A3, 5.56%, 3/15/28 (144A)	$ 3,442,112
5,697,206	Veros Auto Receivables Trust, Series 2022-1, Class C, 5.03%, 8/16/27 (144A)	5,689,175
255,358	Veros Auto Receivables Trust, Series 2023-1, Class A, 7.12%, 11/15/28 (144A)	255,690
3,000,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	3,076,696
1,868,967	Veros Auto Receivables Trust, Series 2024-1, Class A, 6.28%, 11/15/27 (144A)	1,877,203
9,647,241	Veros Auto Receivables Trust, Series 2025-1, Class A, 5.31%, 9/15/28 (144A)	9,658,950
3,068,107	VFI ABS LLC, Series 2023-1A, Class A, 7.27%, 3/26/29 (144A)	3,084,199
3,318,521(f)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	3,360,394
973,088(a)	Voya CLO, Ltd., Series 2018-1A, Class A1, 5.481% (3 Month Term SOFR + 121 bps), 4/19/31 (144A)	973,182
4,000,000(a)	Voya CLO, Ltd., Series 2019-1A, Class X, 5.456% (3 Month Term SOFR + 120 bps), 10/15/37 (144A)	4,000,872
4,000,000(a)	Voya CLO, Ltd., Series 2024-6A, Class X, 5.369% (3 Month Term SOFR + 110 bps), 1/20/38 (144A)	3,999,676
4,473,684(a)	Wellfleet CLO, Ltd., Series 2022-1A, Class XR, 5.456% (3 Month Term SOFR + 120 bps), 7/15/37 (144A)	4,477,321
726,785	Westgate Resorts LLC, Series 2022-1A, Class A, 1.788%, 8/20/36 (144A)	721,235
1,232,141	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	1,224,693
2,856,321	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	2,915,781
6,323,480	Westgate Resorts LLC, Series 2024-1A, Class C, 7.06%, 1/20/38 (144A)	6,413,111
5,286,853	Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.41%, 1/18/28 (144A)	5,291,438
6,927,361	Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82%, 9/15/27 (144A)	6,929,786
6,250,000	Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65%, 2/15/28 (144A)	6,261,955
3,672,834(a)	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A2, 5.145% (1 Month Term SOFR + 83 bps), 2/18/39 (144A)	3,678,391
6,035,079	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	5,692,283
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2532

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,150(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 4.714% (1 Month Term SOFR + 39 bps), 5/25/28	$ 4,140
14,639,528(a)	Woodmont Trust, Series 2023-12A, Class A1R, 5.682% (3 Month Term SOFR + 140 bps), 10/25/32 (144A)	14,668,675
6,500,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 6.522% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	6,512,473
6,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 9.522% (3 Month Term SOFR + 526 bps), 7/16/31 (144A)	6,002,142
12,010,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2021-1A, Class A2AR, 6.056% (3 Month Term SOFR + 180 bps), 7/15/33 (144A)	12,020,221
1,053,043(a)	Zais CLO 13, Ltd., Series 2019-13A, Class A1AR, 5.556% (3 Month Term SOFR + 130 bps), 7/15/32 (144A)	1,053,392
8,000,000(a)	Zais CLO 16, Ltd., Series 2020-16A, Class A1R2, 5.399% (3 Month Term SOFR + 113 bps), 10/20/34 (144A)	7,964,920
	Total Asset Backed Securities (Cost $2,032,750,089)	$2,030,239,608

	Collateralized Mortgage Obligations—8.4% of Net Assets
10,945(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 5.895%, 6/25/30	$ 10,956
33,146,342(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M1C, 5.855% (SOFR30A + 155 bps), 9/25/31 (144A)	33,301,885
15,964,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 8.005% (SOFR30A + 370 bps), 1/26/32 (144A)	16,430,099
3,000,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 6.455% (SOFR30A + 215 bps), 8/25/34 (144A)	3,005,940
8,548,756(c)	Cascade Funding Mortgage Trust, Series 2025-HB16, Class A, 3.00%, 3/25/35 (144A)	8,361,798
2,900,000(c)	Cascade Funding Mortgage Trust, Series 2025-HB16, Class M3, 3.00%, 3/25/35 (144A)	2,693,712
11,552,559(c)	CFMT LLC, Series 2024-HB14, Class A, 3.00%, 6/25/34 (144A)	11,332,345
4,532,465(c)	CFMT LLC, Series 2024-HB15, Class A, 4.00%, 8/25/34 (144A)	4,490,101
33Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,473,148(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, 5.505% (SOFR30A + 120 bps), 2/25/50 (144A)	$ 6,355,888
1,675,403(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 5.655% (SOFR30A + 135 bps), 2/25/50 (144A)	1,630,080
964,626(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 5.855% (SOFR30A + 155 bps), 2/25/50 (144A)	940,182
13,174,555(a)	Connecticut Avenue Securities, Series 2025-R01, Class 1A1, 5.256% (SOFR30A + 95 bps), 1/25/45 (144A)	13,154,002
14,619,905(a)	Connecticut Avenue Securities, Series 2025-R01, Class 1M1, 5.406% (SOFR30A + 110 bps), 1/25/45 (144A)	14,629,124
2,071,898(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 6.57% (SOFR30A + 226 bps), 11/25/39 (144A)	2,071,899
1,910,573(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, 5.155% (SOFR30A + 85 bps), 12/25/41 (144A)	1,906,859
3,834,813(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, 5.305% (SOFR30A + 100 bps), 12/25/41 (144A)	3,832,436
7,000,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 6.205% (SOFR30A + 190 bps), 12/25/41 (144A)	7,056,571
1,539,906(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1, 5.505% (SOFR30A + 120 bps), 1/25/42 (144A)	1,539,902
14,000,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.305% (SOFR30A + 300 bps), 1/25/42 (144A)	14,319,284
1,630,336(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 6.806% (SOFR30A + 250 bps), 9/25/42 (144A)	1,655,988
6,377,122(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 6.706% (SOFR30A + 240 bps), 12/25/42 (144A)	6,541,419
3,132,275(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 6.605% (SOFR30A + 230 bps), 1/25/43 (144A)	3,196,728
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2534

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,911,591(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 6.805% (SOFR30A + 250 bps), 4/25/43 (144A)	$ 1,939,266
2,954,173(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 6.005% (SOFR30A + 170 bps), 7/25/43 (144A)	2,970,805
919,747(a)	Connecticut Avenue Securities Trust, Series 2023-R07, Class 2M1, 6.256% (SOFR30A + 195 bps), 9/25/43 (144A)	927,224
2,947,099(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 5.355% (SOFR30A + 105 bps), 1/25/44 (144A)	2,945,272
2,942,589(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 5.405% (SOFR30A + 110 bps), 2/25/44 (144A)	2,941,650
8,363,483(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, 5.456% (SOFR30A + 115 bps), 3/25/44 (144A)	8,363,459
10,370,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.256% (SOFR30A + 195 bps), 3/25/44 (144A)	10,453,947
23,899,702(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, 5.305% (SOFR30A + 100 bps), 5/25/44 (144A)	23,877,363
2,835,197(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, 5.405% (SOFR30A + 110 bps), 5/25/44 (144A)	2,834,318
17,157,978(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2A1, 5.305% (SOFR30A + 100 bps), 7/25/44 (144A)	17,126,035
13,822,441(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, 5.305% (SOFR30A + 100 bps), 7/25/44 (144A)	13,809,573
9,663,224(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 5.455% (SOFR30A + 115 bps), 9/25/44 (144A)	9,696,209
2,201,435(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 5.355% (SOFR30A + 105 bps), 9/25/44 (144A)	2,201,436
6,601,654(a)	Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, 5.456% (SOFR30A + 115 bps), 2/25/45 (144A)	6,605,781
35Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,766,750(a)	Connecticut Avenue Securities Trust, Series 2025-R03, Class 2A1, 5.755% (SOFR30A + 145 bps), 3/25/45 (144A)	$ 5,801,682
5,630,000(a)	Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, 5.505% (SOFR30A + 120 bps), 5/25/45 (144A)	5,640,396
2,242,701(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 7.755% (SOFR30A + 345 bps), 4/25/34 (144A)	2,260,599
3,523,787(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 6.305% (SOFR30A + 200 bps), 9/26/33 (144A)	3,532,529
6,770,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.255% (SOFR30A + 395 bps), 9/26/33 (144A)	6,942,944
34,578(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2106, Class F, 4.868% (SOFR30A + 56 bps), 12/15/28	34,484
19,668(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2122, Class FD, 4.768% (SOFR30A + 46 bps), 2/15/29	19,630
17,307(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2186, Class FY, 5.018% (SOFR30A + 71 bps), 4/15/28	17,313
13,526(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2368, Class AF, 5.368% (SOFR30A + 106 bps), 10/15/31	13,083
13,417(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2377, Class FE, 5.018% (SOFR30A + 71 bps), 11/15/31	13,397
31,463(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2411, Class FR, 5.018% (SOFR30A + 71 bps), 6/15/31	31,423
35,429(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2432, Class FH, 5.118% (SOFR30A + 81 bps), 3/15/32	35,520
74,241(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 5.418% (SOFR30A + 111 bps), 3/15/32	74,938
96,227(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 5.418% (SOFR30A + 111 bps), 3/15/32	97,111
62,725(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2471, Class FD, 5.418% (SOFR30A + 111 bps), 3/15/32	63,314
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2536

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
22,935(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2498, Class FQ, 5.018% (SOFR30A + 71 bps), 9/15/32	$ 22,887
21,050(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2543, Class EF, 4.768% (SOFR30A + 46 bps), 12/15/32	20,948
120,294(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2551, Class FD, 4.818% (SOFR30A + 51 bps), 1/15/33	119,955
77,851(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2567, Class FJ, 4.818% (SOFR30A + 51 bps), 2/15/33	77,519
33,366(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2577, Class FA, 4.968% (SOFR30A + 66 bps), 2/15/33	33,258
2,810(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2585, Class FD, 4.918% (SOFR30A + 61 bps), 12/15/32	2,796
43,085(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2614, Class FV, 5.927% (SOFR30A + 161 bps), 5/15/33	43,888
57,264(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2631, Class FC, 4.818% (SOFR30A + 51 bps), 6/15/33	57,062
28,144(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2711, Class FA, 5.418% (SOFR30A + 111 bps), 11/15/33	28,496
27,942(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 4.668% (SOFR30A + 36 bps), 1/15/35	27,782
136,126(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2976, Class LF, 4.758% (SOFR30A + 45 bps), 5/15/35	134,756
11,104(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3012, Class FE, 4.668% (SOFR30A + 36 bps), 8/15/35	11,078
24,629(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 4.668% (SOFR30A + 36 bps), 8/15/35	24,478
26,157(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3067, Class FA, 4.768% (SOFR30A + 46 bps), 11/15/35	25,885
37Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
13,013(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 4.718% (SOFR30A + 41 bps), 1/15/36	$ 12,864
54,504(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class EF, 4.768% (SOFR30A + 46 bps), 2/15/36	54,028
109,234(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 4.718% (SOFR30A + 41 bps), 2/15/36	108,156
41,716(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3122, Class FP, 4.718% (SOFR30A + 41 bps), 3/15/36	41,353
25,464(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3147, Class PF, 4.718% (SOFR30A + 41 bps), 4/15/36	25,241
79,254(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 4.838% (SOFR30A + 53 bps), 6/15/36	78,301
221,249(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3175, Class FE, 4.728% (SOFR30A + 42 bps), 6/15/36	218,599
129,522(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 4.918% (SOFR30A + 61 bps), 7/15/36	128,669
10,476(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3191, Class FE, 4.818% (SOFR30A + 51 bps), 7/15/36	10,396
98,353(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3221, Class FW, 4.838% (SOFR30A + 53 bps), 9/15/36	97,454
32,389(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3222, Class FN, 4.818% (SOFR30A + 51 bps), 9/15/36	32,075
104,372(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 4.768% (SOFR30A + 46 bps), 11/15/36	103,154
53,042(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 4.768% (SOFR30A + 46 bps), 11/15/36	52,444
88,250(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3247, Class FA, 4.668% (SOFR30A + 36 bps), 8/15/36	86,655
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2538

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
155,973(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3266, Class F, 4.718% (SOFR30A + 41 bps), 1/15/37	$ 153,242
68,651(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3307, Class FT, 4.658% (SOFR30A + 35 bps), 7/15/34	67,691
4,250(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3315, Class F, 4.758% (SOFR30A + 45 bps), 5/15/37	4,197
210,533(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 4.998% (SOFR30A + 69 bps), 10/15/37	209,557
22,285(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3376, Class FM, 5.038% (SOFR30A + 73 bps), 10/15/37	22,216
83,136(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3560, Class FA, 5.668% (SOFR30A + 136 bps), 5/15/37	84,615
127,198(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 5.118% (SOFR30A + 81 bps), 12/15/39	127,209
27,182(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3708, Class PF, 4.768% (SOFR30A + 46 bps), 7/15/40	27,093
10,462(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3867, Class FD, 4.768% (SOFR30A + 46 bps), 5/15/41	10,381
624(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 4.618% (SOFR30A + 31 bps), 8/15/26	624
17,461(a)	Federal Home Loan Mortgage Corp. REMICs, Series 4056, Class QF, 4.768% (SOFR30A + 46 bps), 12/15/41	17,330
2,652,587(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	2,590,359
2,321,832(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	2,262,620
2,934,695(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class M2, 5.955% (SOFR30A + 165 bps), 1/25/34 (144A)	2,947,687
39Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,056,630(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class M2, 5.805% (SOFR30A + 150 bps), 10/25/41 (144A)	$ 3,068,188
2,815,397(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M1, 5.155% (SOFR30A + 85 bps), 11/25/41 (144A)	2,808,359
21,089,061(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class M1, 5.255% (SOFR30A + 95 bps), 12/25/41 (144A)	21,049,625
13,000,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 6.805% (SOFR30A + 250 bps), 1/25/42 (144A)	13,235,690
939,632(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA6, Class M1A, 6.455% (SOFR30A + 215 bps), 9/25/42 (144A)	946,774
1,745,588(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA1, Class M1A, 6.405% (SOFR30A + 210 bps), 3/25/42 (144A)	1,756,045
1,942,707(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA3, Class M1A, 6.605% (SOFR30A + 230 bps), 8/25/42 (144A)	1,978,288
6,239,699(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-DNA1, Class M1A, 6.406% (SOFR30A + 210 bps), 3/25/43 (144A)	6,331,360
1,557,918(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA1, Class M1A, 6.305% (SOFR30A + 200 bps), 5/25/43 (144A)	1,574,004
2,749,044(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA2, Class M1A, 6.305% (SOFR30A + 200 bps), 6/25/43 (144A)	2,764,215
1,467,966(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA1, Class A1, 5.655% (SOFR30A + 135 bps), 2/25/44 (144A)	1,475,248
2,441,014(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA1, Class M1, 5.655% (SOFR30A + 135 bps), 2/25/44 (144A)	2,445,707
11,573,459(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA2, Class A1, 5.555% (SOFR30A + 125 bps), 5/25/44 (144A)	11,622,262
12,338,874(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA2, Class M1, 5.505% (SOFR30A + 120 bps), 5/25/44 (144A)	12,357,892
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2540

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
17,564,863(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.355% (SOFR30A + 105 bps), 10/25/44 (144A)	$ 17,564,813
2,427,112(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.305% (SOFR30A + 100 bps), 10/25/44 (144A)	2,426,404
22,954,507(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA1, Class A1, 5.555% (SOFR30A + 125 bps), 3/25/44 (144A)	23,011,588
16,435,833(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class A1, 5.555% (SOFR30A + 125 bps), 8/25/44 (144A)	16,495,324
10,891,171(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M1, 5.505% (SOFR30A + 120 bps), 8/25/44 (144A)	10,894,548
14,117,178(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA1, Class A1, 5.255% (SOFR30A + 95 bps), 1/25/45 (144A)	14,095,155
14,095,076(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA1, Class M1, 5.355% (SOFR30A + 105 bps), 1/25/45 (144A)	14,101,626
12,861,875(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class A1, 5.255% (SOFR30A + 95 bps), 2/25/45 (144A)	12,841,810
24,542,906(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class M1, 5.455% (SOFR30A + 115 bps), 2/25/45 (144A)	24,527,689
51,762(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 237, Class F14, 4.818% (SOFR30A + 51 bps), 5/15/36	51,281
48,811(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F29, 4.668% (SOFR30A + 36 bps), 8/15/36	48,301
211,012(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F30, 4.718% (SOFR30A + 41 bps), 8/15/36	209,148
59,168(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 244, Class F22, 4.768% (SOFR30A + 46 bps), 12/15/36	58,621
4,607,949(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M2B, 7.07% (SOFR30A + 276 bps), 12/25/29	4,724,838
41Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,519,014(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 6.87% (SOFR30A + 256 bps), 12/25/42	$ 1,535,113
6,244,799(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C04, Class 2M2C, 7.27% (SOFR30A + 296 bps), 11/25/29	6,447,497
2,198,700(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C06, Class 2M2C, 7.22% (SOFR30A + 291 bps), 2/25/30	2,238,048
3,621,390(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 6.97% (SOFR30A + 266 bps), 12/25/30	3,730,046
1,353(a)	Federal National Mortgage Association REMICs, Series 1997-46, Class FA, 4.916% (SOFR30A + 61 bps), 7/18/27	1,346
11,662(a)	Federal National Mortgage Association REMICs, Series 2000-47, Class FD, 4.97% (SOFR30A + 66 bps), 12/25/30	11,640
50,564(a)	Federal National Mortgage Association REMICs, Series 2001-35, Class F, 5.02% (SOFR30A + 71 bps), 7/25/31	50,493
12,357(a)	Federal National Mortgage Association REMICs, Series 2001-37, Class F, 4.92% (SOFR30A + 61 bps), 8/25/31	12,328
104,492(a)	Federal National Mortgage Association REMICs, Series 2001-50, Class FQ, 5.02% (SOFR30A + 71 bps), 11/25/31	104,345
45,977(a)	Federal National Mortgage Association REMICs, Series 2001-65, Class F, 5.02% (SOFR30A + 71 bps), 11/25/31	46,005
30,510(a)	Federal National Mortgage Association REMICs, Series 2001-69, Class FA, 5.02% (SOFR30A + 71 bps), 7/25/31	30,465
51,292(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 5.32% (SOFR30A + 101 bps), 12/25/31	51,563
16,487(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 5.066% (SOFR30A + 76 bps), 1/18/32	16,485
38,500(a)	Federal National Mortgage Association REMICs, Series 2002-1, Class FC, 5.12% (SOFR30A + 81 bps), 1/25/32	38,602
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2542

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
75,806(a)	Federal National Mortgage Association REMICs, Series 2002-13, Class FD, 5.32% (SOFR30A + 101 bps), 3/25/32	$ 76,084
40,892(a)	Federal National Mortgage Association REMICs, Series 2002-34, Class FA, 4.916% (SOFR30A + 61 bps), 5/18/32	40,873
55,677(a)	Federal National Mortgage Association REMICs, Series 2002-56, Class FN, 5.42% (SOFR30A + 111 bps), 7/25/32	56,203
21,570(a)	Federal National Mortgage Association REMICs, Series 2002-58, Class FD, 5.02% (SOFR30A + 71 bps), 8/25/32	21,575
39,945(a)	Federal National Mortgage Association REMICs, Series 2002-77, Class F, 5.02% (SOFR30A + 71 bps), 12/25/32	40,011
28,458(a)	Federal National Mortgage Association REMICs, Series 2002-82, Class FB, 4.92% (SOFR30A + 61 bps), 12/25/32	28,394
38,481(a)	Federal National Mortgage Association REMICs, Series 2002-90, Class FH, 4.92% (SOFR30A + 61 bps), 9/25/32	38,319
19,894(a)	Federal National Mortgage Association REMICs, Series 2002-92, Class FB, 5.07% (SOFR30A + 76 bps), 4/25/30	19,928
40,535(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 4.92% (SOFR30A + 61 bps), 1/25/33	40,501
70,663(a)	Federal National Mortgage Association REMICs, Series 2003-107, Class FD, 4.92% (SOFR30A + 61 bps), 11/25/33	70,559
108,647(a)	Federal National Mortgage Association REMICs, Series 2003-31, Class FM, 4.92% (SOFR30A + 61 bps), 4/25/33	108,536
39,759(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 4.92% (SOFR30A + 61 bps), 5/25/33	39,583
33,088(a)	Federal National Mortgage Association REMICs, Series 2003-7, Class FA, 5.17% (SOFR30A + 86 bps), 2/25/33	33,211
23,299(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 4.77% (SOFR30A + 46 bps), 2/25/33	23,262
43Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
75,607(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 4.82% (SOFR30A + 51 bps), 7/25/34	$ 75,282
18,633(a)	Federal National Mortgage Association REMICs, Series 2004-54, Class FN, 4.87% (SOFR30A + 56 bps), 7/25/34	18,581
70,358(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 4.72% (SOFR30A + 41 bps), 10/25/35	69,692
63,935(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 4.73% (SOFR30A + 42 bps), 2/25/35	63,599
46,458(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 4.74% (SOFR30A + 43 bps), 11/25/36	45,984
11,517(a)	Federal National Mortgage Association REMICs, Series 2006-11, Class FB, 4.72% (SOFR30A + 41 bps), 3/25/36	11,394
21,295(a)	Federal National Mortgage Association REMICs, Series 2006-115, Class BF, 4.66% (SOFR30A + 35 bps), 12/25/36	21,011
55,335(a)	Federal National Mortgage Association REMICs, Series 2006-34, Class FA, 4.73% (SOFR30A + 42 bps), 5/25/36	54,759
85,636(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 4.87% (SOFR30A + 56 bps), 6/25/36	85,089
31,136(a)	Federal National Mortgage Association REMICs, Series 2006-56, Class FC, 4.71% (SOFR30A + 40 bps), 7/25/36	30,923
6,230(a)	Federal National Mortgage Association REMICs, Series 2006-70, Class BF, 4.97% (SOFR30A + 66 bps), 8/25/36	6,177
19,217(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 4.99% (SOFR30A + 68 bps), 9/25/36	19,134
17,947(a)	Federal National Mortgage Association REMICs, Series 2007-100, Class YF, 4.97% (SOFR30A + 66 bps), 10/25/37	17,843
26,736(a)	Federal National Mortgage Association REMICs, Series 2007-103, Class AF, 5.42% (SOFR30A + 111 bps), 3/25/37	27,061
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2544

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
25,705(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 5.04% (SOFR30A + 73 bps), 12/25/37	$ 25,567
36,951(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 4.67% (SOFR30A + 36 bps), 3/25/37	36,211
179,025(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 4.67% (SOFR30A + 36 bps), 2/25/37	175,768
25,614(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 4.82% (SOFR30A + 51 bps), 5/25/37	25,346
105,684(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 4.66% (SOFR30A + 35 bps), 6/25/37	104,308
8,746(a)	Federal National Mortgage Association REMICs, Series 2007-57, Class FA, 4.65% (SOFR30A + 34 bps), 6/25/37	8,653
31,290(a)	Federal National Mortgage Association REMICs, Series 2007-58, Class FA, 4.67% (SOFR30A + 36 bps), 6/25/37	30,790
13,488(a)	Federal National Mortgage Association REMICs, Series 2007-66, Class FB, 4.82% (SOFR30A + 51 bps), 7/25/37	13,442
61,593(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 4.62% (SOFR30A + 31 bps), 2/25/37	60,692
102,591(a)	Federal National Mortgage Association REMICs, Series 2007-85, Class FG, 4.92% (SOFR30A + 61 bps), 9/25/37	100,978
127,849(a)	Federal National Mortgage Association REMICs, Series 2007-91, Class FB, 5.02% (SOFR30A + 71 bps), 10/25/37	127,721
41,261(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 4.99% (SOFR30A + 68 bps), 9/25/37	40,937
24,579(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 4.97% (SOFR30A + 66 bps), 9/25/37	24,383
11,637(a)	Federal National Mortgage Association REMICs, Series 2007-98, Class FD, 4.87% (SOFR30A + 56 bps), 6/25/37	11,532
45Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
14,862(a)	Federal National Mortgage Association REMICs, Series 2008-6, Class FA, 5.12% (SOFR30A + 81 bps), 2/25/38	$ 14,852
69,522(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 5.64% (SOFR30A + 133 bps), 10/25/38	70,686
43,150(a)	Federal National Mortgage Association REMICs, Series 2009-113, Class FB, 4.97% (SOFR30A + 66 bps), 1/25/40	43,008
18,769(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class FD, 5.02% (SOFR30A + 71 bps), 5/25/40	18,684
75,647(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class IF, 4.92% (SOFR30A + 61 bps), 5/25/40	75,154
69,082(a)	Federal National Mortgage Association REMICs, Series 2012-40, Class PF, 4.92% (SOFR30A + 61 bps), 4/25/42	68,359
712,015(a)	Federal National Mortgage Association Trust, Series 2003-W6, Class F, 4.77% (SOFR30A + 46 bps), 9/25/42	708,923
221,899(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 4.64% (SOFR30A + 33 bps), 3/25/45	219,940
21,428(c)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 4.885%, 4/25/45	21,098
22,234(c)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 5.164%, 6/25/45	22,665
204,332(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 4.68% (SOFR30A + 37 bps), 11/25/46	202,674
2,924(a)	Government National Mortgage Association, Series 2003-7, Class FB, 4.626% (1 Month Term SOFR + 31 bps), 1/16/33	2,916
151,787(a)	Government National Mortgage Association, Series 2005-16, Class FA, 4.682% (1 Month Term SOFR + 36 bps), 2/20/35	150,089
152,719(a)	Government National Mortgage Association, Series 2005-3, Class FC, 4.676% (1 Month Term SOFR + 36 bps), 1/16/35	151,190
57,800(a)	Government National Mortgage Association, Series 2008-69, Class FA, 4.932% (1 Month Term SOFR + 61 bps), 8/20/38	57,792
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2546

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
57,399(a)	Government National Mortgage Association, Series 2009-66, Class UF, 5.426% (1 Month Term SOFR + 111 bps), 8/16/39	$ 57,865
40,075(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 5.106% (1 Month Term SOFR + 79 bps), 10/16/39	40,122
8,279,847(f)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	8,315,800
3,240,687(a)	Home Re, Ltd., Series 2021-1, Class M2, 7.27% (SOFR30A + 296 bps), 7/25/33 (144A)	3,262,029
221,689(a)	Home Re, Ltd., Series 2023-1, Class M1A, 6.455% (SOFR30A + 215 bps), 10/25/33 (144A)	221,783
2,930,951	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	2,821,041
1,705,585(c)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class B4, 6.487%, 9/25/44 (144A)	1,697,090
5,044,384(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 5.184% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	4,959,922
826,694(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 5.184% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	799,769
5,972,604(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B1, 5.769%, 4/25/46 (144A)	5,849,740
5,649,031(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B2, 5.769%, 4/25/46 (144A)	5,511,923
515,642(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 4.934% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	505,375
1,106,431(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 4.946%, 5/25/33 (144A)	1,091,951
1,031,369(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B2, 4.946%, 5/25/33 (144A)	1,016,798
795,095(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 4.946%, 5/25/33 (144A)	778,051
75,019(c)	JP Morgan Trust, Series 2015-1, Class 1A14, 5.761%, 12/25/44 (144A)	74,170
2,676,184(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2019-CL1, Class M1, 5.784% (1 Month Term SOFR + 146 bps), 4/25/47 (144A)	2,661,121
4,841,876(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M1, 5.605% (SOFR30A + 130 bps), 3/25/51 (144A)	4,832,376
47Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,490,000(f)	LHOME Mortgage Trust, Series 2024-RTL2, Class A1, 7.128%, 3/25/29 (144A)	$ 4,538,017
2,551(c)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 6.375%, 1/25/29	2,526
245,984(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 5.074% (1 Month Term SOFR + 75 bps), 1/25/29	214,834
75,502(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-B, Class A2, 5.241% (6 Month Term SOFR + 97 bps), 5/25/29	74,039
5,003(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-C, Class A2B, 5.655% (6 Month Term SOFR + 143 bps), 7/25/29	4,966
14,656(c)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-D, Class A3, 6.24%, 9/25/29	14,230
1,390,000(f)	MFA Trust, Series 2024-RTL1, Class A1, 7.093%, 2/25/29 (144A)	1,394,637
2,564,000(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 5.962%, 6/25/44 (144A)	2,501,300
4,876,109(a)	New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 5.934% (1 Month Term SOFR + 161 bps), 6/25/57 (144A)	4,941,994
2,673,551(a)	Oaktown Re VII, Ltd., Series 2021-2, Class M1B, 7.205% (SOFR30A + 290 bps), 4/25/34 (144A)	2,697,630
1,868,399	Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00%, 2/25/37 (144A)	1,823,999
2,300,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M1, 3.00%, 2/25/37 (144A)	2,181,891
1,020,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M2, 3.00%, 2/25/37 (144A)	958,600
4,455,694(c)	Onity Loan Investment Trust, Series 2024-HB2, Class A, 5.00%, 8/25/37 (144A)	4,445,363
1,605,741(a)	Radnor Re, Ltd., Series 2021-1, Class M1C, 7.005% (SOFR30A + 270 bps), 12/27/33 (144A)	1,607,500
1,790,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 7.455% (SOFR30A + 315 bps), 12/27/33 (144A)	1,805,224
6,535,932(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 8.005% (SOFR30A + 370 bps), 11/25/31 (144A)	6,636,521
4,886,879(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.005% (SOFR30A + 270 bps), 7/25/33 (144A)	4,911,187
3,347,468(a)	Radnor Re, Ltd., Series 2024-1, Class M1A, 6.305% (SOFR30A + 200 bps), 9/25/34 (144A)	3,350,745
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2548

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
743,300(a)	RESI Finance LP, Series 2003-CB1, Class B3, 5.876% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	$ 614,981
5,578,166(c)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	5,646,715
4,758,373(a)	STACR Trust, Series 2018-HRP1, Class B1, 8.17% (SOFR30A + 386 bps), 4/25/43 (144A)	4,903,683
774,526(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 5.434% (1 Month Term SOFR + 111 bps), 10/25/48 (144A)	775,020
1,467,794	Towd Point Mortgage Trust, Series 2020-4, Class XA, 3.25%, 10/25/60 (144A)	1,436,992
5,528,628(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 7.205% (SOFR30A + 290 bps), 2/25/34 (144A)	5,554,868
9,657,436(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.705% (SOFR30A + 340 bps), 11/25/33 (144A)	9,764,067
	Total Collateralized Mortgage Obligations (Cost $657,553,413)	$659,808,057

	Commercial Mortgage-Backed Securities—11.5% of Net Assets
12,460,000(a)	Acrec LLC, Series 2025-FL3, Class A, 5.625% (1 Month Term SOFR + 131 bps), 8/18/42 (144A)	$ 12,413,586
4,154,414(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.579% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	4,144,452
13,325,000(a)	ACREC, Ltd., Series 2021-FL1, Class AS, 5.929% (1 Month Term SOFR + 161 bps), 10/16/36 (144A)	13,299,513
8,070,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class A, 6.246% (1 Month Term SOFR + 193 bps), 1/20/41 (144A)	8,049,978
15,475,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class AS, 6.958% (1 Month Term SOFR + 264 bps), 1/20/41 (144A)	15,436,285
8,563,874(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class A, 5.496% (1 Month Term SOFR + 118 bps), 8/15/34 (144A)	8,560,440
7,340,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 6.626% (1 Month Term SOFR + 231 bps), 8/15/34 (144A)	7,290,771
28,976,769(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 5.776% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	28,961,759
49Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
9,386,647(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A, 5.754% (SOFR30A + 145 bps), 1/15/37 (144A)	$ 9,385,634
13,874,779(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 5.998% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	13,827,064
35,350,000(a)	AREIT, Ltd., Series 2025-CRE10, Class A, 5.702% (1 Month Term SOFR + 139 bps), 12/17/29 (144A)	34,903,565
14,030,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class A, 6.312% (1 Month Term SOFR + 200 bps), 5/15/39 (144A)	14,032,381
1,333,434(a)	BDS LLC, Series 2022-FL11, Class ATS, 6.121% (1 Month Term SOFR + 180 bps), 3/19/39 (144A)	1,334,268
4,530,000(a)	BDS LLC, Series 2024-FL13, Class A, 5.894% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	4,541,157
10,910,000(a)	BDS LLC, Series 2025-FL14, Class A, 5.599% (1 Month Term SOFR + 128 bps), 10/21/42 (144A)	10,855,854
5,375,883(a)	BRSP, Ltd., Series 2021-FL1, Class A, 5.582% (1 Month Term SOFR + 126 bps), 8/19/38 (144A)	5,322,888
9,920,000(a)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 5.95% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	9,951,007
2,000,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 7.176% (1 Month Term SOFR + 286 bps), 12/15/38 (144A)	1,973,814
941,184(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class A, 5.804% (SOFR30A + 150 bps), 2/15/37 (144A)	939,430
10,555,741(a)	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.697% (1 Month Term SOFR + 139 bps), 12/15/38 (144A)	10,549,144
3,500,000(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, 5.823% (1 Month Term SOFR + 151 bps), 10/15/38 (144A)	3,497,812
13,201,786(a)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 6.003% (1 Month Term SOFR + 169 bps), 8/15/39 (144A)	13,251,292
12,960,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class A, 5.635% (1 Month Term SOFR + 132 bps), 1/15/42 (144A)	12,891,150
5,080,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.702% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	4,961,332
8,190,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.723% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	8,179,762
12,983,000(a)	BX Trust, Series 2021-ARIA, Class F, 7.02% (1 Month Term SOFR + 271 bps), 10/15/36 (144A)	12,918,085
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2550

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
10,289,965(a)	BXMT, Ltd., Series 2020-FL2, Class A, 5.578% (1 Month Term SOFR + 126 bps), 2/15/38 (144A)	$ 10,264,538
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 5.459% (1 Month Term SOFR + 115 bps), 11/15/34 (144A)	7,404,495
2,171,167(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 5.576% (1 Month Term SOFR + 126 bps), 6/15/31 (144A)	2,077,850
7,500,000(a)	CLNY Trust, Series 2019-IKPR, Class B, 6.154% (1 Month Term SOFR + 184 bps), 11/15/38 (144A)	7,293,750
14,000,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.153% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	13,995,619
7,800,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class A, 5.962% (1 Month Term SOFR + 166 bps), 9/18/42 (144A)	7,785,375
15,550,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class B, 6.992% (1 Month Term SOFR + 279 bps), 9/18/42 (144A)	15,540,284
6,861,822(a)	Extended Stay America Trust, Series 2021-ESH, Class E, 7.276% (1 Month Term SOFR + 296 bps), 7/15/38 (144A)	6,878,976
411,422(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 6.305% (SOFR30A + 200 bps), 1/25/51 (144A)	409,536
13,938,848(a)	FS Rialto, Series 2021-FL3, Class A, 5.676% (1 Month Term SOFR + 136 bps), 11/16/36 (144A)	13,916,483
4,102,064(a)	FS Rialto Issuer LLC, Series 2022-FL4, Class A, 6.202% (SOFR30A + 190 bps), 1/19/39 (144A)	4,102,065
23,030,000(a)	FS Rialto Issuer LLC, Series 2024-FL9, Class A, 5.948% (1 Month Term SOFR + 163 bps), 10/19/39 (144A)	22,981,637
13,250,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.703% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	13,216,866
17,710,000(a)	Greystone CRE Notes LLC, Series 2025-FL4, Class A, 5.793% (1 Month Term SOFR + 148 bps), 1/15/43 (144A)	17,672,455
4,030,000(a)	Greystone CRE Notes LLC, Series 2025-FL4, Class AS, 6.45% (1 Month Term SOFR + 214 bps), 1/15/43 (144A)	4,020,812
2,420,392(a)	Greystone CRE Notes, Ltd., Series 2021-FL3, Class A, 5.446% (1 Month Term SOFR + 113 bps), 7/15/39 (144A)	2,415,810
51Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
7,600,000(a)	Greystone CRE Notes, Ltd., Series 2021-FL3, Class D, 6.626% (1 Month Term SOFR + 231 bps), 7/15/39 (144A)	$ 7,531,532
8,720,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 5.509% (1 Month Term SOFR + 120 bps), 7/15/31 (144A)	6,704,721
9,236,076(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 5.68% (1 Month Term SOFR + 136 bps), 12/15/36 (144A)	9,218,611
4,618,142(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 7.08% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	4,448,835
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 7.976% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	1,080,876
4,317,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-STAR, Class A, 5.38% (1 Month Term SOFR + 106 bps), 12/15/36 (144A)	4,295,415
1,482,938(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class A, 5.426% (1 Month Term SOFR + 111 bps), 9/17/36 (144A)	1,478,132
10,039,736(a)	HIH Trust, Series 2024-61P, Class A, 6.154% (1 Month Term SOFR + 184 bps), 10/15/41 (144A)	10,046,011
3,980,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.853% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	3,982,487
5,470,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 6.252% (1 Month Term SOFR + 194 bps), 5/15/37 (144A)	5,468,291
1,000,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324%, 5/10/39 (144A)	1,011,666
4,515,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471%, 5/10/39 (144A)	4,597,063
7,255,000(a)	HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 6.153% (1 Month Term SOFR + 184 bps), 9/15/41 (144A)	7,259,523
3,041,455(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class D, 6.019% (1 Month Term SOFR + 171 bps), 7/15/36 (144A)	3,004,870
5,700,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 6.519% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	5,422,172
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2552

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,735,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class A, 6.046% (1 Month Term SOFR + 173 bps), 10/15/33 (144A)	$ 6,701,325
6,788,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class A, 5.691% (1 Month Term SOFR + 138 bps), 11/15/38 (144A)	6,754,060
5,760,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class B, 6.091% (1 Month Term SOFR + 178 bps), 11/15/38 (144A)	5,709,600
2,200,000(c)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class B, 5.99%, 10/5/39 (144A)	2,221,289
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 6.205% (1 Month Term SOFR + 189 bps), 7/5/33 (144A)	3,290,000
3,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C, 6.526% (1 Month Term SOFR + 221 bps), 9/15/29 (144A)	3,060,000
9,917,199(a)	KIND Trust, Series 2021-KIND, Class A, 5.38% (1 Month Term SOFR + 106 bps), 8/15/38 (144A)	9,805,631
22,829,063(a)	KREF, Ltd., Series 2022-FL3, Class A, 5.768% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	22,821,849
6,740,000(a)	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.699% (1 Month Term SOFR + 139 bps), 8/17/42 (144A)	6,666,143
2,203,234(a)	LoanCore Issuer, Ltd., Series 2021-CRE5, Class A, 5.726% (1 Month Term SOFR + 141 bps), 7/15/36 (144A)	2,202,534
3,529,552(a)	LoanCore Issuer, Ltd., Series 2021-CRE6, Class A, 5.726% (1 Month Term SOFR + 141 bps), 11/15/38 (144A)	3,527,253
5,000,000(a)	LoanCore Issuer, Ltd., Series 2021-CRE6, Class AS, 6.076% (1 Month Term SOFR + 176 bps), 11/15/38 (144A)	4,996,681
14,241,784(a)	LoanCore Issuer, Ltd., Series 2022-CRE7, Class A, 5.853% (SOFR30A + 155 bps), 1/17/37 (144A)	14,241,780
4,080,000(a)	MCR Mortgage Trust, Series 2024-HF1, Class A, 6.105% (1 Month Term SOFR + 179 bps), 12/15/41 (144A)	4,082,550
5,581,835(a)	MCR Mortgage Trust, Series 2024-HTL, Class B, 6.72% (1 Month Term SOFR + 241 bps), 2/15/37 (144A)	5,573,114
53Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
4,330,000	MCR Mortgage Trust, Series 2024-TWA, Class A, 5.924%, 6/12/39 (144A)	$ 4,382,301
13,801,000(a)	MF1 LLC, Series 2024-FL14, Class A, 6.055% (1 Month Term SOFR + 174 bps), 3/19/39 (144A)	13,813,945
19,300,000(a)	MF1 LLC, Series 2025-FL19, Class A, 5.803% (1 Month Term SOFR + 149 bps), 5/18/42 (144A)	19,324,096
1,322,428(a)	MF1, Ltd., Series 2020-FL4, Class A, 6.128% (1 Month Term SOFR + 181 bps), 12/15/35 (144A)	1,323,530
17,828,000(a)	MF1, Ltd., Series 2021-FL6, Class AS, 5.879% (1 Month Term SOFR + 156 bps), 7/16/36 (144A)	17,793,827
7,294,438(a)	MF1, Ltd., Series 2021-FL7, Class A, 5.509% (1 Month Term SOFR + 119 bps), 10/16/36 (144A)	7,287,340
6,378,500(a)	MF1, Ltd., Series 2021-FL7, Class AS, 5.879% (1 Month Term SOFR + 156 bps), 10/16/36 (144A)	6,340,491
21,270,819(a)	MF1, Ltd., Series 2022-FL8, Class A, 5.668% (1 Month Term SOFR + 135 bps), 2/19/37 (144A)	21,270,713
13,870,000(a)	MF1, Ltd., Series 2024-FL15, Class A, 6.003% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	13,871,761
18,850,000(a)	MF1, Ltd., Series 2024-FL16, Class A, 5.856% (1 Month Term SOFR + 154 bps), 11/18/39 (144A)	18,767,607
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 5.859% (1 Month Term SOFR + 155 bps), 11/15/34 (144A)	8,248,029
7,980,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 5.609% (1 Month Term SOFR + 130 bps), 8/15/33 (144A)	5,301,274
3,490,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 6.191% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	3,199,472
2,494,211(a)	PFP, Ltd., Series 2024-11, Class A, 6.144% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	2,499,993
4,350,000(c)	PRM Trust, Series 2025-PRM6, Class E, 6.583%, 7/5/33 (144A)	4,316,992
1,606,321(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 5.634% (1 Month Term SOFR + 131 bps), 11/25/36 (144A)	1,605,758
4,825,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.384% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	4,796,982
2,182,858(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, 6.693% (1 Month Term SOFR + 237 bps), 10/25/39 (144A)	2,182,175
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2554

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
18,840,000(a)	SHR Trust, Series 2024-LXRY, Class A, 6.262% (1 Month Term SOFR + 195 bps), 10/15/41 (144A)	$ 18,828,225
19,680,702(a)	SKY Trust, Series 2025-LINE, Class A, 6.90% (1 Month Term SOFR + 259 bps), 4/15/42 (144A)	19,631,589
15,900,000(a)	SREIT Trust, Series 2021-MFP2, Class A, 5.248% (1 Month Term SOFR + 94 bps), 11/15/36 (144A)	15,890,062
4,141,641(a)	STWD, Ltd., Series 2021-FL2, Class A, 5.629% (1 Month Term SOFR + 131 bps), 4/18/38 (144A)	4,125,302
3,800,713(a)	STWD, Ltd., Series 2022-FL3, Class A, 5.654% (SOFR30A + 135 bps), 11/15/38 (144A)	3,787,035
5,757,060(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	5,855,678
4,150,000(c)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.924%, 12/10/34 (144A)	4,192,736
19,265,435(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 5.964% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	19,265,319
13,500,000(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class AS, 6.464% (1 Month Term SOFR + 215 bps), 2/15/39 (144A)	13,453,463
18,650,000(a)	TRTX Issuer, Ltd., Series 2025-FL6, Class A, 5.851% (1 Month Term SOFR + 154 bps), 9/18/42 (144A)	18,661,662
6,000,000(a)	TX Trust, Series 2024-HOU, Class A, 5.903% (1 Month Term SOFR + 159 bps), 6/15/39 (144A)	5,962,500
1,658,775(c)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	1,659,194
3,703,961(c)	Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54 (144A)	3,748,310
3,211,888(c)	Velocity Commercial Capital Loan Trust, Series 2024-2, Class A, 6.58%, 4/25/54 (144A)	3,258,974
8,725,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 5.683% (1 Month Term SOFR + 137 bps), 12/15/34 (144A)	5,244,607
8,715,248(a)(e)	XCALI Mortgage Trust, Series 2019-1, Class A, 8.189% (1 Month Term SOFR + 386 bps), 11/6/23 (144A)	610,067
825,633(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.694% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	823,255
	Total Commercial Mortgage-Backed Securities (Cost $919,001,713)	$899,977,252

55Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Corporate Bonds — 33.3% of Net Assets
	Aerospace & Defense — 0.3%
8,431,000(a)	General Electric Co., 4.902% (3 Month Term SOFR + 64 bps), 5/5/26	$ 8,432,793
18,126,000	L3Harris Technologies, Inc., 5.40%, 1/15/27	18,426,348
	Total Aerospace & Defense	$26,859,141

	Agriculture — 0.2%
1,436,000	Altria Group, Inc., 4.40%, 2/14/26	$ 1,434,804
3,092,000	BAT Capital Corp., 3.215%, 9/6/26	3,049,059
15,080,000(a)	Cargill, Inc., 4.972% (SOFR + 61 bps), 2/11/28 (144A)	15,114,169
	Total Agriculture	$19,598,032

	Airlines — 0.3%
17,000,000	Delta Air Lines, Inc., 7.375%, 1/15/26	$ 17,236,708
3,253,986	United Airlines Pass-Through Trust, 4.30%, 8/15/25	3,250,048
2,659,000	United Airlines Pass-Through Trust, 4.875%, 1/15/26	2,655,304
	Total Airlines	$23,142,060

	Auto Manufacturers — 3.0%
16,000,000(a)	American Honda Finance Corp., 4.912% (SOFR + 55 bps), 5/11/26	$ 16,003,201
15,670,000(a)	American Honda Finance Corp., 5.167% (SOFR + 77 bps), 3/12/27	15,686,096
7,900,000(a)	BMW US Capital LLC, 5.185% (SOFR + 78 bps), 3/19/27 (144A)	7,905,887
11,890,000(a)	BMW US Capital LLC, 5.286% (SOFR + 92 bps), 8/13/27 (144A)	11,919,119
10,000,000(a)	Daimler Truck Finance North America LLC, 5.185% (SOFR + 84 bps), 1/13/28 (144A)	9,964,228
6,400,000(a)	Daimler Truck Finance North America LLC, 5.366% (SOFR + 96 bps), 9/25/27 (144A)	6,406,845
14,060,000(a)	General Motors Financial Co., Inc., 5.395% (SOFR + 105 bps), 7/15/27	14,038,910
15,400,000(a)	General Motors Financial Co., Inc., 5.525% (SOFR + 117 bps), 4/4/28	15,289,166
10,200,000(a)	General Motors Financial Co., Inc., 5.711% (SOFR + 135 bps), 5/8/27	10,187,295
12,570,000(a)	Hyundai Capital America, 5.439% (SOFR + 103 bps), 9/24/27 (144A)	12,527,874
5,650,000(a)	Hyundai Capital America, 5.449% (SOFR + 104 bps), 6/24/27 (144A)	5,645,954
21,960,000(a)	Hyundai Capital America, 5.527% (SOFR + 112 bps), 6/23/27 (144A)	21,985,913
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2556

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
8,090,000(a)	Hyundai Capital America, 5.847% (SOFR + 150 bps), 1/8/27 (144A)	$ 8,138,459
9,500,000	Hyundai Capital America, 6.00%, 7/11/25 (144A)	9,502,840
13,710,000(a)	Toyota Motor Credit Corp., 4.795% (SOFR + 45 bps), 4/10/26	13,724,899
10,850,000(a)	Toyota Motor Credit Corp., 4.819% (SOFR + 45 bps), 5/15/26	10,864,205
8,000,000(a)	Toyota Motor Credit Corp., 5.046% (SOFR + 65 bps), 9/11/25	8,005,556
10,500,000(a)	Toyota Motor Credit Corp., 5.055% (SOFR + 65 bps), 3/19/27	10,514,400
11,500,000	Volkswagen Group of America Finance LLC, 4.625%, 11/13/25 (144A)	11,489,931
9,000,000(a)	Volkswagen Group of America Finance LLC, 5.327% (SOFR + 93 bps), 9/12/25 (144A)	9,006,624
4,550,000(a)	Volkswagen Group of America Finance LLC, 5.428% (SOFR + 106 bps), 8/14/26 (144A)	4,564,518
	Total Auto Manufacturers	$233,371,920

	Banks — 16.6%
23,300,000(a)	ABN AMRO Bank NV, 6.185% (SOFR + 178 bps), 9/18/27 (144A)	$ 23,577,037
6,765,000(a)	Australia & New Zealand Banking Group, Ltd., 4.983% (SOFR + 64 bps), 10/3/25 (144A)	6,771,765
16,400,000(a)	Banco Santander S.A., 5.465% (SOFR + 112 bps), 7/15/28	16,444,646
12,000,000(a)	Banco Santander S.A., 5.776% (SOFR + 138 bps), 3/14/28	12,069,924
10,417,000	Bank of America Corp., 4.45%, 3/3/26	10,405,926
14,080,000(a)	Bank of America Corp., 5.183% (SOFR + 83 bps), 1/24/29	14,060,851
8,300,000(a)	Bank of America Corp., 5.409% (SOFR + 105 bps), 2/4/28	8,372,829
14,980,000(a)	Bank of America Corp., 5.754% (SOFR + 135 bps), 9/15/27	15,116,318
15,450,000(a)	Bank of America NA, 5.39% (SOFR + 102 bps), 8/18/26	15,547,391
8,100,000(a)	Bank of Montreal, 5.019% (SOFR + 62 bps), 9/15/26	8,105,780
16,723,000(a)	Bank of Montreal, 5.215% (SOFR + 86 bps), 1/27/29	16,628,655
7,500,000(a)	Bank of Montreal, 5.72% (SOFR + 133 bps), 6/5/26	7,560,803
7,080,000(a)	Bank of New York Mellon Corp., 5.072% (SOFR + 68 bps), 6/9/28	7,086,868
17,665,000(a)	Bank of New York Mellon Corp., 5.179% (SOFR + 83 bps), 7/21/28	17,731,860
57Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Banks — (continued)
11,130,000(a)	Bank of Nova Scotia, 5.169% (SOFR + 78 bps), 6/4/27	$ 11,157,513
14,460,000(a)	Bank of Nova Scotia, 5.258% (SOFR + 89 bps), 2/14/29	14,412,216
5,700,000(a)	Banque Federative du Credit Mutuel S.A., 5.44% (SOFR + 107 bps), 2/16/28 (144A)	5,726,816
3,220,000(a)	Banque Federative du Credit Mutuel S.A., 5.482% (SOFR + 113 bps), 1/23/27 (144A)	3,239,277
7,000,000(a)	Banque Federative du Credit Mutuel S.A., 5.745% (SOFR + 140 bps), 7/13/26 (144A)	7,063,398
17,000,000	Barclays Plc, 4.375%, 1/12/26	16,987,306
12,500,000(a)	Barclays Plc, 5.887% (SOFR + 149 bps), 3/12/28	12,597,538
12,316,000(a)	Barclays Plc, 6.278% (SOFR + 188 bps), 9/13/27	12,495,739
16,060,000(a)	BPCE S.A., 6.329% (SOFR + 198 bps), 10/19/27 (144A)	16,301,799
17,830,000(a)	Canadian Imperial Bank of Commerce, 5.065% (SOFR + 72 bps), 1/13/28	17,814,163
6,900,000(a)	Canadian Imperial Bank of Commerce, 5.326% (SOFR + 93 bps), 9/11/27	6,924,982
17,160,000(a)	Canadian Imperial Bank of Commerce, 5.354% (SOFR + 94 bps), 6/28/27	17,239,871
9,090,000(a)	Citibank NA, 4.948% (SOFR + 59 bps), 4/30/26	9,101,939
9,239,000(a)	Citibank NA, 5.219% (SOFR + 81 bps), 9/29/25	9,248,074
12,450,000(a)	Citibank NA, 5.449% (SOFR + 106 bps), 12/4/26	12,540,902
3,760,000(a)	Citigroup, Inc., 5.162% (SOFR + 77 bps), 6/9/27	3,762,629
21,300,000(a)	Citigroup, Inc., 5.261% (SOFR + 87 bps), 3/4/29	21,264,642
15,270,000(a)	Citigroup, Inc., 5.505% (SOFR + 114 bps), 5/7/28	15,343,383
4,005,000(a)	Citigroup, Inc., 5.658% (SOFR + 128 bps), 2/24/28	4,034,406
5,000,000(a)	Commonwealth Bank of Australia, 5.039% (SOFR + 64 bps), 3/14/28 (144A)	5,015,734
17,630,000(a)	Cooperatieve Rabobank UA, 4.949% (SOFR + 60 bps), 1/21/28	17,633,350
15,790,000(a)	Cooperatieve Rabobank UA, 5.242% (SOFR + 90 bps), 10/5/26	15,885,972
12,000,000(a)	Credit Agricole S.A., 5.606% (SOFR + 121 bps), 9/11/28 (144A)	12,069,170
12,036,000	Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27 (144A)	12,095,845
23,280,000(a)	Federation des Caisses Desjardins du Quebec, 4.985% (SOFR + 63 bps), 1/27/27 (144A)	23,295,464
9,020,000(a)	Goldman Sachs Bank USA, 5.175% (SOFR + 77 bps), 3/18/27	9,041,935
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2558

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
7,480,000(a)	Goldman Sachs Bank USA/New York NY, 5.125% (SOFR + 75 bps), 5/21/27	$ 7,501,144
1,576,000(a)	Goldman Sachs Group, Inc., 5.182% (SOFR + 79 bps), 12/9/26	1,577,993
18,000,000(a)	Goldman Sachs Group, Inc., 5.202% (SOFR + 81 bps), 3/9/27	18,023,940
4,100,000(a)	Goldman Sachs Group, Inc., 5.214% (SOFR + 82 bps), 9/10/27	4,104,959
3,174,000(a)	Goldman Sachs Group, Inc., 5.269% (SOFR + 92 bps), 10/21/27	3,180,131
3,369,000(a)	Goldman Sachs Group, Inc., 5.498% (SOFR + 112 bps), 2/24/28	3,379,366
10,500,000(a)	Goldman Sachs Group, Inc., 6.294% (3 Month Term SOFR + 201 bps), 10/28/27	10,673,546
8,700,000(a)	HSBC Holdings Plc, 5.932% (SOFR + 157 bps), 8/14/27	8,778,383
8,309,000(a)	ING Groep NV, 5.423% (SOFR + 101 bps), 4/1/27	8,331,548
20,100,000(a)	ING Groep NV, 5.956% (SOFR + 156 bps), 9/11/27	20,347,632
18,000,000	Intesa Sanpaolo S.p.A., 7.00%, 11/21/25 (144A)	18,141,922
7,015,000(c)	JPMorgan Chase & Co., 4.979% (SOFR + 93 bps), 7/22/28	7,104,955
17,580,000(a)	JPMorgan Chase & Co., 5.153% (SOFR + 80 bps), 1/24/29	17,573,507
14,055,000(a)	JPMorgan Chase & Co., 5.171% (SOFR + 77 bps), 9/22/27	14,087,608
7,780,000(a)	JPMorgan Chase & Co., 5.27% (SOFR + 92 bps), 4/22/28	7,800,891
4,980,000(a)	JPMorgan Chase & Co., 5.552% (SOFR + 120 bps), 1/23/28	5,020,836
10,000,000(a)	JPMorgan Chase Bank N.A., 5.391% (SOFR + 100 bps), 12/8/26	10,081,929
17,034,000	KeyBank N.A., 4.15%, 8/8/25	17,021,405
9,338,000	KeyCorp, 4.15%, 10/29/25	9,316,392
10,245,000(a)	Lloyds Banking Group Plc, 5.434% (SOFR + 106 bps), 11/26/28	10,266,497
10,000,000(a)	Lloyds Banking Group Plc, 5.92% (SOFR + 156 bps), 8/7/27	10,077,639
13,841,000(a)	Lloyds Banking Group Plc, 5.92% (SOFR + 158 bps), 1/5/28	13,983,054
11,450,000(a)	Macquarie Bank, Ltd., 5.137% (SOFR + 74 bps), 6/12/28 (144A)	11,465,458
13,480,000(a)	Morgan Stanley, 5.367% (SOFR + 102 bps), 4/13/28	13,555,217
59Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Banks — (continued)
6,320,000(c)	Morgan Stanley Bank NA, 4.968% (SOFR + 93 bps), 7/14/28	$ 6,395,705
6,300,000(a)	Morgan Stanley Bank NA, 5.245% (SOFR + 90 bps), 1/12/29	6,311,610
19,000,000(a)	Morgan Stanley Bank NA, 5.25% (SOFR + 87 bps), 5/26/28	19,051,539
10,240,000(a)	Morgan Stanley Bank NA, 5.427% (SOFR + 108 bps), 1/14/28	10,299,709
12,500,000(a)	Morgan Stanley Bank NA, 5.524% (SOFR + 117 bps), 10/30/26	12,582,705
7,430,000(a)	National Australia Bank, Ltd., 4.955% (SOFR + 60 bps), 10/26/27 (144A)	7,452,959
8,190,000(a)	National Bank of Canada, 5.373% (SOFR + 103 bps), 7/2/27	8,207,803
15,300,000(a)	National Securities Clearing Corp., 4.943% (SOFR + 57 bps), 5/20/27 (144A)	15,332,073
6,000,000(a)	NatWest Group Plc, 5.631% (SOFR + 125 bps), 3/1/28	6,029,163
13,580,000(a)	NatWest Markets Plc, 5.27% (SOFR + 90 bps), 5/17/27 (144A)	13,639,179
15,400,000(a)	NatWest Markets Plc, 5.356% (SOFR + 95 bps), 3/21/28 (144A)	15,406,929
16,360,000(c)	PNC Bank NA, 4.543% (SOFR + 63 bps), 5/13/27	16,368,222
16,520,000(a)	PNC Bank NA, 4.845% (SOFR + 50 bps), 1/15/27	16,524,449
14,600,000(c)	PNC Financial Services Group, Inc., 5.102% (SOFR + 80 bps), 7/23/27	14,709,893
4,620,000(a)	Royal Bank of Canada, 4.925% (SOFR + 57 bps), 4/27/26	4,629,055
4,800,000(a)	Royal Bank of Canada, 4.95% (SOFR + 59 bps), 11/2/26	4,808,211
6,956,000(a)	Royal Bank of Canada, 5.068% (SOFR + 72 bps), 10/18/27	6,962,678
4,621,000(a)	Royal Bank of Canada, 5.183% (SOFR + 83 bps), 1/24/29	4,612,692
20,320,000(a)	Royal Bank of Canada, 5.234% (SOFR + 82 bps), 3/27/28	20,381,048
15,280,000(a)	Royal Bank of Canada, 5.299% (SOFR + 95 bps), 1/19/27	15,378,445
4,000,000(c)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	4,044,981
17,440,000(a)	Societe Generale S.A., 5.755% (SOFR + 141 bps), 4/13/29 (144A)	17,448,894
17,580,000(a)	Standard Chartered Plc, 5.589% (SOFR + 124 bps), 1/21/29 (144A)	17,610,062
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2560

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
8,600,000(a)	Standard Chartered Plc, 6.272% (SOFR + 193 bps), 7/6/27 (144A)	$ 8,697,053
5,380,000(a)	State Street Corp., 4.99% (SOFR + 64 bps), 10/22/27	5,372,809
10,995,000(a)	State Street Corp., 5.303% (SOFR + 95 bps), 4/24/28	11,046,169
8,910,000(a)	Sumitomo Mitsui Financial Group, Inc., 5.645% (SOFR + 130 bps), 7/13/26	8,996,370
9,700,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 5.509% (SOFR + 112 bps), 3/9/26 (144A)	9,753,456
3,835,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 5.546% (SOFR + 115 bps), 9/14/26 (144A)	3,864,723
8,840,000(a)	Swedbank AB, 5.779% (SOFR + 138 bps), 6/15/26 (144A)	8,925,451
26,600,000	Synchrony Bank, 5.40%, 8/22/25	26,594,602
11,667,000(a)	Toronto-Dominion Bank, 4.984% (SOFR + 59 bps), 9/10/26	11,677,820
13,230,000(a)	Toronto-Dominion Bank, 5.073% (SOFR + 73 bps), 4/5/27	13,277,437
5,985,000(a)	Toronto-Dominion Bank, 5.179% (SOFR + 82 bps), 1/31/28	5,993,835
11,850,000(a)	Toronto-Dominion Bank, 5.297% (SOFR + 91 bps), 6/2/28	11,876,041
4,000,000(a)	Toronto-Dominion Bank, 5.428% (SOFR + 108 bps), 7/17/26	4,026,758
10,000,000	Truist Bank, 3.30%, 5/15/26	9,902,667
19,350,000(c)	Truist Bank, 4.671% (SOFR + 59 bps), 5/20/27	19,378,835
11,000,000(c)	Truist Financial Corp., 5.90% (SOFR + 163 bps), 10/28/26	11,045,254
12,000,000(c)	Truist Financial Corp., 6.047% (SOFR + 205 bps), 6/8/27	12,161,218
18,700,000(a)	UBS AG, 5.326% (SOFR + 93 bps), 9/11/25	18,730,668
12,000,000(c)	US Bancorp, 5.727% (SOFR + 143 bps), 10/21/26	12,040,236
20,930,000(a)	US Bank NA, 5.04% (SOFR + 69 bps), 10/22/27	20,937,956
12,000,000(a)	US Bank NA, 5.279% (SOFR + 91 bps), 5/15/28	12,031,440
8,575,000(a)	Wells Fargo & Co., 5.133% (SOFR + 78 bps), 1/24/28	8,579,891
23,010,000(a)	Wells Fargo & Co., 5.42% (SOFR + 107 bps), 4/22/28	23,163,937
12,760,000(a)	Wells Fargo Bank NA, 5.421% (SOFR + 106 bps), 8/7/26	12,843,664
	Total Banks	$1,298,276,962

	Building Materials — 0.2%
19,600,000	Amrize Finance US LLC, 3.50%, 9/22/26 (144A)	$ 19,342,434
	Total Building Materials	$19,342,434

61Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Commercial Services — 0.3%
23,888,000	Element Fleet Management Corp., 6.271%, 6/26/26 (144A)	$ 24,226,369
	Total Commercial Services	$24,226,369

	Diversified Financial Services — 3.1%
11,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	$ 11,244,108
17,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	17,010,848
13,500,000	Air Lease Corp., 3.375%, 7/1/25	13,500,000
6,320,000	Air Lease Corp., 5.30%, 6/25/26	6,361,987
13,700,000	Ally Financial, Inc., 7.10%, 11/15/27	14,436,405
10,100,000(c)	American Express Co., 5.043% (SOFR + 93 bps), 7/26/28	10,237,953
8,500,000(a)	American Express Co., 5.285% (SOFR + 93 bps), 7/26/28	8,538,760
11,800,000(a)	American Express Co., 5.708% (SOFR + 135 bps), 10/30/26	11,835,282
17,000,000	Avolon Holdings Funding, Ltd., 4.375%, 5/1/26 (144A)	16,897,531
6,072,000	Capital One Financial Corp., 3.75%, 7/28/26	6,012,540
11,700,000(c)	Capital One Financial Corp., 4.927% (SOFR + 206 bps), 5/10/28	11,785,650
17,000,000(c)	Capital One Financial Corp., 4.985% (SOFR + 216 bps), 7/24/26	16,999,235
18,000,000(a)	Charles Schwab Corp., 5.437% (SOFR + 105 bps), 3/3/27	18,141,207
8,800,000	Jefferies Financial Group, Inc., 4.85%, 1/15/27	8,865,906
13,940,000	Jefferies Financial Group, Inc., 5.00%, 2/10/26	13,941,394
13,270,000	Jefferies Financial Group, Inc., 5.03%, 3/16/26	13,294,683
9,130,000(a)	Mizuho Markets Cayman LP, 4.942% (SOFR + 60 bps), 10/6/25 (144A)	9,137,681
11,000,000(a)	Mizuho Markets Cayman LP, 4.987% (SOFR + 60 bps), 11/28/25	11,009,676
20,260,000(a)	Nomura Holdings, Inc., 5.664% (SOFR + 125 bps), 7/2/27	20,399,003
	Total Diversified Financial Services	$239,649,849

	Electric — 1.4%
5,167,000	AEP Texas, Inc., 3.85%, 10/1/25 (144A)	$ 5,151,306
17,018,000(f)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	17,108,612
19,000,000	Duke Energy Corp., 5.00%, 12/8/25	19,039,881
8,982,000	Electricite de France S.A., 3.625%, 10/13/25 (144A)	8,945,767
20,000,000	Exelon Corp., 3.40%, 4/15/26	19,823,893
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2562

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
6,645,000(a)	NextEra Energy Capital Holdings, Inc., 5.159% (SOFR + 80 bps), 2/4/28	$ 6,677,412
9,090,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/25	9,103,328
1,778,000	PPL Capital Funding, Inc., 3.10%, 5/15/26	1,756,870
8,500,000	Vistra Operations Co. LLC, 5.05%, 12/30/26 (144A)	8,541,557
12,950,000	WEC Energy Group, Inc., 4.75%, 1/9/26	12,952,895
	Total Electric	$109,101,521

	Food — 0.0%†
3,800,000	Mondelez International Holdings Netherlands BV, 4.25%, 9/15/25 (144A)	$ 3,797,253
	Total Food	$3,797,253

	Healthcare-Products — 0.2%
17,000,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	$ 17,035,998
	Total Healthcare-Products	$17,035,998

	Healthcare-Services — 0.3%
12,335,000	Elevance Health, Inc., 4.50%, 10/30/26	$ 12,375,082
5,408,000	HCA, Inc., 5.25%, 6/15/26	5,415,507
7,615,000(a)	HCA, Inc., 5.257% (SOFR + 87 bps), 3/1/28	7,658,768
1,200,000	UnitedHealth Group, Inc., 3.70%, 5/15/27	1,189,065
	Total Healthcare-Services	$26,638,422

	Insurance — 2.3%
18,270,000(a)	Athene Global Funding, 5.172% (SOFR + 83 bps), 1/7/27 (144A)	$ 18,318,233
6,000,000(a)	Athene Global Funding, 5.211% (SOFR + 85 bps), 5/8/26 (144A)	6,018,239
4,000,000(a)	Athene Global Funding, 5.622% (SOFR + 121 bps), 3/25/27 (144A)	4,030,382
7,750,000	Athene Global Funding, 5.684%, 2/23/26 (144A)	7,803,515
10,450,000	Brown & Brown, Inc., 4.60%, 12/23/26	10,498,792
9,026,000	CNA Financial Corp., 4.50%, 3/1/26	9,017,029
11,455,000	CNO Global Funding, 5.875%, 6/4/27 (144A)	11,764,676
21,200,000(a)	MassMutual Global Funding II, 5.085% (SOFR + 74 bps), 4/9/27 (144A)	21,297,944
3,000,000(a)	MassMutual Global Funding II, 5.126% (SOFR + 77 bps), 1/29/27 (144A)	3,010,163
10,102,000	Metropolitan Life Global Funding I, 3.45%, 12/18/26 (144A)	9,990,997
9,900,000(a)	Metropolitan Life Global Funding I, 5.096% (SOFR + 70 bps), 6/11/27 (144A)	9,909,869
63Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Insurance — (continued)
11,000,000(a)	New York Life Global Funding, 4.927% (SOFR + 58 bps), 1/16/26 (144A)	$ 11,021,420
13,600,000(a)	Pacific Life Global Funding II, 4.986% (SOFR + 58 bps), 12/20/27 (144A)	13,610,200
16,200,000(a)	Pacific Life Global Funding II, 5.21% (SOFR + 85 bps), 2/5/27 (144A)	16,305,414
19,300,000(a)	Protective Life Global Funding, 5.045% (SOFR + 70 bps), 4/10/26 (144A)	19,350,700
5,050,000	Protective Life Global Funding, 5.209%, 4/14/26 (144A)	5,077,289
	Total Insurance	$177,024,862

	Internet — 0.1%
8,439,000	Expedia Group, Inc., 5.00%, 2/15/26	$ 8,447,112
	Total Internet	$8,447,112

	Leisure Time — 0.2%
19,200,000	Royal Caribbean Cruises, Ltd., 4.25%, 7/1/26 (144A)	$ 19,103,411
	Total Leisure Time	$19,103,411

	Machinery-Construction & Mining — 0.2%
13,000,000(a)	Caterpillar Financial Services Corp., 4.907% (SOFR + 52 bps), 3/3/28	$ 13,013,436
	Total Machinery-Construction & Mining	$13,013,436

	Machinery-Diversified — 0.2%
14,400,000(a)	John Deere Capital Corp., 5.025% (SOFR + 68 bps), 7/15/27	$ 14,482,402
	Total Machinery-Diversified	$14,482,402

	Mining — 0.2%
12,350,000(a)	Rio Tinto Finance USA Plc, 5.239% (SOFR + 84 bps), 3/14/28	$ 12,416,579
	Total Mining	$12,416,579

	Oil & Gas — 0.2%
12,512,000(a)	Chevron USA, Inc., 4.849% (SOFR + 47 bps), 2/26/28	$ 12,565,575
	Total Oil & Gas	$12,565,575

	Pharmaceuticals — 0.3%
18,000,000	CVS Health Corp., 3.875%, 7/20/25	$ 17,986,243
4,525,000	CVS Health Corp., 5.00%, 2/20/26	4,530,927
	Total Pharmaceuticals	$22,517,170

Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2564

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — 2.0%
10,339,000	Energy Transfer LP, 3.90%, 7/15/26	$ 10,271,319
20,020,000	Energy Transfer LP, 4.75%, 1/15/26	20,019,781
7,463,000	Energy Transfer LP, 6.05%, 12/1/26	7,620,168
5,476,000	ONEOK, Inc., 5.00%, 3/1/26	5,480,264
4,210,000	ONEOK, Inc., 5.55%, 11/1/26	4,267,918
15,976,000	ONEOK, Inc., 5.85%, 1/15/26	16,057,500
22,543,000	Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	22,665,681
16,804,000	TransCanada PipeLines, Ltd., 4.875%, 1/15/26	16,806,354
15,600,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	15,759,920
16,080,000	Western Midstream Operating LP, 4.65%, 7/1/26	16,046,179
19,844,000	Williams Cos., Inc., 5.40%, 3/2/26	19,957,095
	Total Pipelines	$154,952,179

	Retail — 0.5%
18,000,000	7-Eleven, Inc., 0.95%, 2/10/26 (144A)	$ 17,602,401
8,033,000	AutoNation, Inc., 4.50%, 10/1/25	8,029,272
5,000,000	O’Reilly Automotive, Inc., 3.55%, 3/15/26	4,968,976
6,000,000	Starbucks Corp., 4.75%, 2/15/26	6,003,984
	Total Retail	$36,604,633

	Semiconductors — 0.4%
3,931,000	SK Hynix, Inc., 1.50%, 1/19/26 (144A)	$ 3,867,103
24,862,000	SK Hynix, Inc., 6.25%, 1/17/26 (144A)	25,074,073
	Total Semiconductors	$28,941,176

	Software — 0.4%
1,528,000	Fiserv, Inc., 3.20%, 7/1/26	$ 1,510,504
12,000,000(a)	Oracle Corp., 5.12% (SOFR + 76 bps), 8/3/28	12,051,960
16,145,000	Take-Two Interactive Software, Inc., 5.00%, 3/28/26	16,183,497
	Total Software	$29,745,961

	Telecommunications — 0.2%
13,000,000	Sprint LLC, 7.625%, 3/1/26	$ 13,124,710
	Total Telecommunications	$13,124,710

	Trucking & Leasing — 0.2%
4,460,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (144A)	$ 4,391,370
65Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Trucking & Leasing — (continued)
4,110,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25 (144A)	$ 4,109,054
5,645,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	5,692,610
	Total Trucking & Leasing	$14,193,034

	Total Corporate Bonds (Cost $2,593,391,284)	$2,598,172,201

	Insurance-Linked Securities — 0.5%# of Net Assets#
	Event Linked Bonds — 0.5%
	Earthquakes – California — 0.0%†
500,000(a)	Torrey Pines Re, 10.294%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 515,700
250,000(a)	Torrey Pines Re, 11.544%, (1 Month U.S. Treasury Bill + 725 bps), 6/7/27 (144A)	260,575
		$776,275

	Multiperil – U.S. — 0.1%
5,000,000(a)	Residential Re, 10.344%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	$ 4,871,500
3,000,000(a)	Sanders Re III, 7.704%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	2,954,100
		$7,825,600

	Multiperil – U.S. & Canada — 0.0%†
250,000(a)	Matterhorn Re, 10.145%, (SOFR + 575 bps), 12/8/25 (144A)	$ 239,900
1,000,000(a)	Mona Lisa Re, 11.294%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	999,500
		$1,239,400

	Multiperil – U.S. Regional — 0.1%
3,500,000(a)	Long Point Re IV, 8.544%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 3,529,750
234,532(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	208,898
		$3,738,648

Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2566

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Florida — 0.1%
2,000,000(a)	Integrity Re, 11.124%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/30 (144A)	$ 240,000
5,750,000(a)	Merna Re II, 11.784%, (3 Month U.S. Treasury Bill + 749 bps), 7/7/25 (144A)	5,744,250
		$5,984,250

	Windstorm – Texas — 0.2%
14,700,000(a)	Merna Re II, 11.824%, (3 Month U.S. Treasury Bill + 753 bps), 7/7/25 (144A)	$ 14,685,300
	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Commonwealth Re, 8.057%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	$ 999,500
	Total Event Linked Bonds	$35,248,973

Face Amount USD ($)
	Collateralized Reinsurance — 0.0%
	Multiperil – U.S. — 0.0%
2,088,182(g)+	Ballybunion Re 2022, 12/31/27	$ —
	Total Collateralized Reinsurance	$—

	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
2,000,000(h)(i)+	Harambee Re 2018, 12/31/25	$ 2,000
4,000,000(i)+	Harambee Re 2019, 12/31/25	—
		$2,000

	Multiperil – Worldwide — 0.0%†
4,000,000(i)+	Alturas Re 2021-3, 7/31/25	$ 179,600
421,041(i)+	Alturas Re 2022-2, 12/31/27	20,547
3,000,000(g)(h)+	Gleneagles Re 2022, 12/31/27	450,000
2,744,544(h)(i)+	Lorenz Re 2019, 6/30/26	19,760
4,000,000(g)(h)+	Merion Re 2022-2, 12/31/27	3,070,800
4,000,000(g)+	Pangaea Re 2021-3, 7/1/26	—
3,500,000(i)+	Thopas Re 2022, 12/31/27	—
4,000,000(i)+	Torricelli Re 2021, 7/31/25	6,400
4,000,000(i)+	Torricelli Re 2022, 6/30/28	—
67Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
750,000(h)(i)+	Viribus Re 2018, 12/31/25	$ —
2,500,000(i)+	Viribus Re 2019, 12/31/25	—
		$3,747,107

	Total Reinsurance Sidecars	$3,749,107

	Total Insurance-Linked Securities (Cost $42,690,256)	$38,998,080

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 3.6% of Net Assets
7,484,754	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	$ 7,676,792
3,391,807	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	3,454,562
4,211,198	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	4,291,708
202,875	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	206,847
11,008,009	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	11,419,656
16,397,163	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	17,069,659
12,934,974	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	13,464,097
694,866	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	721,319
1,633,636	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	1,687,302
1,870,328	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	1,932,485
2,259,812	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	2,335,456
556,135	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	575,523
1,117,127	Federal Home Loan Mortgage Corp., 6.500%, 10/1/54	1,169,916
1,761,424	Federal National Mortgage Association, 3.000%, 3/1/47	1,582,464
18,000,000	Federal National Mortgage Association, 3.000%, 7/1/55 (TBA)	15,572,530
19,000,000	Federal National Mortgage Association, 3.500%, 7/1/55 (TBA)	17,103,902
26,000,000	Federal National Mortgage Association, 5.000%, 7/1/55 (TBA)	25,477,404
16,000,000	Federal National Mortgage Association, 5.500%, 7/1/40 (TBA)	16,289,959
6,423,618	Federal National Mortgage Association, 5.500%, 10/1/54	6,489,879
27,000,000	Federal National Mortgage Association, 5.500%, 7/1/55 (TBA)	26,993,823
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2568

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,681,984	Federal National Mortgage Association, 6.000%, 5/1/53	$ 5,786,456
5,224,303	Federal National Mortgage Association, 6.000%, 9/1/54	5,324,186
4,757,004	Federal National Mortgage Association, 6.000%, 9/1/54	4,845,016
3,033,287	Federal National Mortgage Association, 6.000%, 10/1/54	3,118,231
968(a)	Federal National Mortgage Association, 6.230%, (1 Year CMT Index + 211 bps), 10/1/32	971
4,352(a)	Federal National Mortgage Association, 6.420%, (1 Year CMT Index + 217 bps), 2/1/34	4,455
14,747,798	Federal National Mortgage Association, 6.500%, 12/1/53	15,324,154
9,389,325	Federal National Mortgage Association, 6.500%, 3/1/54	9,715,333
6,700,963	Federal National Mortgage Association, 6.500%, 4/1/54	6,943,669
14,706,495	Federal National Mortgage Association, 6.500%, 6/1/54	15,216,425
2,695,673	Federal National Mortgage Association, 6.500%, 9/1/54	2,813,780
2,225,932	Federal National Mortgage Association, 6.500%, 9/1/54	2,339,099
1,687,505	Federal National Mortgage Association, 6.500%, 10/1/54	1,743,651
1,987(a)	Federal National Mortgage Association, 6.503%, (1 Year CMT Index + 210 bps), 9/1/32	2,025
2,976(a)	Federal National Mortgage Association, 6.635%, (1 year FTSE USD IBOR Consumer Cash Fallbacks + 167 bps), 1/1/48	3,053
16,000,000	Government National Mortgage Association, 6.000%, 7/15/55 (TBA)	16,233,716
16,000,000	Government National Mortgage Association, 6.500%, 7/15/55 (TBA)	16,424,474
	Total U.S. Government and Agency Obligations (Cost $278,692,479)	$281,353,977

69Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value

	SHORT TERM INVESTMENTS — 16.6% of Net Assets
	Repurchase Agreements — 7.0%
175,000,000	Bank of America, 4.40%, dated 6/30/25,
to be purchased on 7/1/25 for $175,021,389, collateralized by the following:
$4,074,888, Federal National Mortgage Association, 4.98%, 6/1/32,
	$174,425,113, Government National Mortgage Association, 3.50%-7.50%, 10/15/38-6/20/55	$ 175,000,000
177,420,000	Bank of Montreal, 4.40%, dated 6/30/25, to be purchased on 7/1/25 for $177,441,660, collateralized by $180,968,401, Government National Mortgage Association, 6.00%, 5/20/55	177,420,000
57,420,000	Scotia Capital Inc., 4.40%, dated 6/30/25, to be purchased on 7/1/25 for $57,427,018, collateralized by the following: $22,066,258, Federal National Mortgage Association, 6.50%, 7/1/54, $13,318,522, U.S. Treasury Bill, 7/3/25-6/11/26, $23,190,868, U.S. Treasury Bond, 3.88%, 2/15/43	57,420,000
57,420,000	RBC Dominion Securities Inc., 4.41%, dated 6/30/25, to be purchased on 7/1/25 for $57,427,034, collateralized by the following: $1,591,251, U.S. Treasury Bill, 7/17/25-8/26/25, $30,300,911, U.S. Treasury Bond, 2.75%-3.63%, 11/15/42-5/15/53, $26,683,479, U.S. Treasury Note, 0.50%-4.38%, 12/31/26-2/28/30	57,420,000
38,710,000	Toronto-Dominion Bank, 4.39%, dated 6/30/25, to be purchased on 7/1/25 for $38,714,720, collateralized by $39,484,202, U.S. Treasury Note, 2.63%-2.75%, 1/31/26-8/15/32	38,710,000
38,710,000	Toronto-Dominion Bank, 4.40%, dated 6/30/25, to be purchased on 7/1/25 for $38,714,731, collateralized by $39,484,200, Federal Home Loan Mortgage Corporation, 5.00%, 8/1/52	38,710,000
		$544,680,000

	Commercial Paper — 7.4%
7,465,000(j)	Alimentation Couche-Ta, 4.507%, 7/9/25	$ 7,456,292
14,600,000(j)	Autozone, Inc. Disc Coml, 4.484%, 7/3/25	14,594,503
11,500,000(j)	Autozone, Inc. Disc Coml, 4.494%, 7/7/25	11,489,871
8,200,000(j)	Autozone, Inc. Disc Coml, 4.505%, 7/9/25	8,190,700
36,500,000(j)	Avalonbay Cmntys, Inc. D, 4.588%, 7/10/25	36,453,371
13,800,000(j)	Boston Scientific Corp., 4.517%, 7/1/25	13,798,252
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2570

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Paper — (continued)
9,000,000(j)	Boston Scientific Corp., 4.516%, 7/8/25	$ 8,990,833
36,500,000(j)	Centerpoint Energy, Inc., 4.494%, 7/3/25	36,486,316
36,500,000(j)	Consolidated Edison, Inc., 4.517%, 7/8/25	36,462,821
14,000,000(j)	Dominion Energy, Inc. Va, 4.473%, 7/1/25	13,998,233
17,500,000(j)	Duke Energy Corp Disc C, 4.441%, 7/1/25	17,497,806
11,087,000(j)	Enbridge US, Inc., 4.576%, 7/1/25	11,085,595
16,500,000(j)	Energy Transfer LP, 4.551%, 7/1/25	16,497,909
36,500,000(j)	Erp Operating Lp, 4.501%, 7/1/25	36,495,376
19,500,000(j)	Fiserv, Inc. Disc Coml Pa, 4.534%, 7/7/25	19,482,520
17,000,000(j)	Fiserv, Inc. Disc Coml Pa, 4.548%, 7/8/25	16,982,573
24,000,000(j)	HCA, Inc., 4.821%, 7/1/25	23,996,786
33,000,000(j)	Healthpeak Properties, Inc. , 4.628%, 7/1/25	32,995,750
13,300,000(j)	Jabil, Inc. Disc Com, 4.801%, 7/1/25	13,298,110
6,400,000(j)	Mondelez International Holdings Netherlands BV, 4.431%, 7/1/25	6,399,189
40,000,000(j)	Prudential Funding LLC, 4.334%, 7/2/25	39,990,416
33,000,000(j)	Reckitt Benckiser Treas, 4.504%, 7/7/25	32,971,574
26,400,000(j)	Sherwin Williams Co Dis, 4.451%, 7/1/25	26,396,758
36,500,000(j)	Targa Res Corp Dis, 4.561%, 7/1/25	36,495,065
24,000,000(j)	Wisconsin Pwr + Lt Co D, 4.461%, 7/1/25	23,997,038
36,500,000(j)	Wisconsin Pwr + Lt Co D, 4.541%, 7/1/25	36,495,620
		$578,999,277

Shares
	Open-End Fund — 2.2%
171,674,851(k)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 171,674,851
		$171,674,851

	TOTAL SHORT TERM INVESTMENTS (Cost $1,295,428,857)	$1,295,354,128

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.9% (Cost $7,972,577,910)	$7,956,176,763
71Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

Principal Amount USD ($)		Value
	TBA Sales Commitments — (1.5)% of Net Assets
	U.S. Government and Agency Obligations — (1.5)%
(18,000,000)	Federal National Mortgage Association, 6.000%, 7/1/55 (TBA)	$ (18,290,211)
(93,000,000)	Federal National Mortgage Association, 6.500%, 7/1/55 (TBA)	(96,020,325)
	TOTAL TBA SALES COMMITMENTS (Proceeds $113,773,398)	$(114,310,536)

	OTHER ASSETS AND LIABILITIES — (0.4)%	$(30,624,703)
	net assets — 100.0%	$7,811,241,524

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
IBOR	Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $4,259,048,923, or 54.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2025.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Security is in default.
(f)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at June 30, 2025.
(g)	Issued as participation notes.
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2572

Schedule of Investments  |  6/30/25
(unaudited) (continued)
(h)	Non-income producing security.
(i)	Issued as preference shares.
(j)	Rate shown represents yield-to-maturity.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2021-3	7/1/2021	$383,732	$179,600
Alturas Re 2022-2	1/6/2022	—	20,547
Ballybunion Re 2022	3/9/2022	—	—
Commonwealth Re	6/15/2022	1,000,000	999,500
Gleneagles Re 2022	1/18/2022	1,252,904	450,000
Harambee Re 2018	12/19/2017	34,747	2,000
Harambee Re 2019	12/20/2018	—	—
Integrity Re	5/9/2022	2,000,000	240,000
Long Point Re IV	5/13/2022	3,500,000	3,529,750
Lorenz Re 2019	6/26/2019	384,895	19,760
Matterhorn Re	6/5/2020	234,532	208,898
Matterhorn Re	12/15/2021	250,000	239,900
Merion Re 2022-2	2/22/2022	3,278,280	3,070,800
Merna Re II	4/14/2025	14,808,125	14,685,300
Merna Re II	4/14/2025	5,800,600	5,744,250
Mona Lisa Re	6/22/2021	1,000,000	999,500
Pangaea Re 2021-3	6/17/2021	—	—
Residential Re	10/28/2021	5,000,000	4,871,500
Sanders Re III	3/22/2022	3,000,000	2,954,100
Thopas Re 2022	2/7/2022	—	—
Torrey Pines Re	5/17/2024	500,000	515,700
Torrey Pines Re	5/17/2024	250,000	260,575
Torricelli Re 2021	7/1/2021	—	6,400
Torricelli Re 2022	7/26/2022	—	—
Viribus Re 2018	12/22/2017	12,441	—
Viribus Re 2019	12/27/2018	—	—
Total Restricted Securities			$38,998,080
% of Net assets			0.5%
73Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1	U.S. 2 Year Note (CBT)	9/30/25	$207,994	$208,023	$29
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
163	U.S. 5 Year Note (CBT)	9/30/25	$(17,630,207)	$(17,767,000)	$(136,793)
133	U.S. 10 Year Ultra Bond (CBT)	9/19/25	(14,977,830)	(15,197,329)	(219,499)
113	U.S. Long Bond (CBT)	9/19/25	(12,767,740)	(13,047,968)	(280,228)
			$(45,375,777)	$(46,012,297)	$(636,520)
TOTAL FUTURES CONTRACTS			$(45,167,783)	$(45,804,274)	$(636,491)
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/2574

Schedule of Investments  |  6/30/25
(unaudited) (continued)
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$152,273,460	$—	$152,273,460
Asset Backed Securities	—	2,026,449,657	3,789,951	2,030,239,608
Collateralized Mortgage Obligations	—	659,808,057	—	659,808,057
Commercial Mortgage-Backed Securities	—	899,977,252	—	899,977,252
Corporate Bonds	—	2,598,172,201	—	2,598,172,201
Insurance-Linked Securities
Event Linked Bonds
Collateralized Reinsurance
Multiperil – U.S.	—	—	—	—
Reinsurance Sidecars
Multiperil – U.S.	—	—	2,000	2,000
Multiperil – Worldwide	—	—	3,747,107	3,747,107
All Other Insurance-Linked Securities	—	35,248,973	—	35,248,973
U.S. Government and Agency Obligations	—	281,353,977	—	281,353,977
Repurchase Agreements	—	544,680,000	—	544,680,000
Commercial Paper	—	578,999,277	—	578,999,277
Open-End Fund	171,674,851	—	—	171,674,851
Total Investments in Securities	$171,674,851	$7,776,962,854	$7,539,058	$7,956,176,763
Liabilities
TBA Sales Commitments	$—	$(114,310,536)	$—	$(114,310,536)
Total Liabilities	$—	$(114,310,536)	$—	$(114,310,536)
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(636,491)	$—	$—	$(636,491)
Total Other Financial Instruments	$(636,491)	$—	$—	$(636,491)
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
75Victory Pioneer Multi-Asset Ultrashort Income Fund | 6/30/25